                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                                                                File No. 33-442
                                                              File No. 811-4413


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               |x|

  Pre-Effective Amendment No.___                                      |_|

  Post-Effective Amendment No. 31                                     |x|

                                      AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |x|


   Amendment No. 31


                         DELAWARE GROUP EQUITY FUNDS IV
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

           2005 Market Street, Philadelphia, Pennsylvania 19103-7094
-------------------------------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:                800 523-1918

 Richelle S. Maestro, Esquire, 2005 Market Street, Philadelphia, PA 19103-7094
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Public Offering:                               June 1, 2003

It is proposed that this filing will become effective:

  ___ immediately upon filing pursuant to paragraph (b)
   X  on May 7, 2003 pursuant to paragraph (b)
  ___ 60 days after filing pursuant to paragraph (a)(1)
  ___ on (date)pursuant to paragraph (a)(1)
  ___ 75 days after filing pursuant to paragraph (a)(2)
  ___ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

  ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             -- C O N T E N T S --

This Post-Effective Amendment No. 31 to Registration File No. 33-442 includes the following:

    1.  Facing Page

    2.  Contents Page

    3.  Part A - Prospectuses

    4.  Part B - Statement of Additional Information

    5.  Part C - Other Information

    6.  Signatures

    7.  Exhibits

                         DELAWARE GROUP EQUITY FUNDS IV

                        Delaware Diversified Growth Fund

                            Supplement to the Fund's
                    Class A, Class B and Class C Prospectus
                            dated November 29, 2002

The Board of Trustees has approved the addition of Class R shares. These shares will be made available effective June 1, 2003. This Supplement describes those characteristics unique to Class R shares. Please carefully review this Supplement and the Prospectus with your financial advisor when making an investment decision.

The following, which reflects the fees and expenses applicable to Class R shares, supplements the information on page 4 of the Prospectus under "Profile: Delaware Diversified Growth Fund - What are the Fund's fees and expenses?":

You do not pay sales charges directly from your investments when you buy or sell Class R shares.

Maximum sales charge (load) imposed on purchases as a  percentage
of offering price                                                           none
Maximum contingent deferred sales charge (load) as a
percentage of original purchase price or redemption price,
whichever is lower                                                          none
Maximum sales charge (load) imposed on reinvested dividends                 none
Redemption fees                                                             none
Exchange fees(1)                                                            none


Annual fund operating expenses are deducted from the Fund's assets.


Management fees                                                           0.65%
Distribution and service (12b-1) fees                                     0.60%
Other expenses                                                            0.62%
Total operating expenses                                                  1.87%
Fee waivers and payments(2)                                              (0.52%)
Net expenses                                                              1.35%


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

1 year                                                                      $137
3 years                                                                     $537
5 years                                                                     $963
10 years                                                                  $2,148


(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) The investment manager has contracted to waive fees and pay expenses through December 31, 2003 in order to prevent total operating expenses (excluding taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.25% of average daily net assets.

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year contractual period and total operating expenses without expense waivers for years two through ten.

The following information replaces the fourth bullet and adds a sixth bullet, respectively, under "About your account - Choosing a share Class - Class A" on page 10:

Class A

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% (contractually limited to 0.25% through December 31,
          2003) of average daily net assets, which is lower than the 12b-1 fee for Class B, Class C and Class R shares.

o Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares.

The following information replaces the fifth bullet under "About your account
- Choosing a share Class - Class B" on page 11:

Class B

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A and Class R shares.

The following information replaces the fourth bullet under "About your account
- Choosing a share Class - Class C" on page 11:

Class C

o Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A and Class R shares.

The following information supplements the section "About your account - Choosing a share Class" on page 11:

Class R

o Class R shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. Class R shares are not subject to a contingent deferred sales charge.

o Class R shares are subject to an annual 12b-1 fee no greater than 0.60% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Unlike Class B shares, Class R shares do not automatically convert into another class.

o Class R shares generally are available only to (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware's retirement recordkeeping system that are offering R Class shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R shares (e.g., no SIMPLE IRA's, SEP-IRA's, SAR-SEP IRA's, Roth IRA's, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries where such program requires the purchase of a specific class of shares.

Any account holding Class A shares as of June 1, 2003 (the date Class R shares were made available) continues to be eligible to purchase Class A shares after that date. Any account holding Class R shares is not eligible to purchase Class A shares.

The following information supplements the introductory paragraph under the section "About your account - How to reduce your sales charge" on page 12:

"Class R shares have no up front sales charge."

The following replaces the second sentence under the section "About your account - Special services - Exchanges" on page 17:

"However, if you exchange shares from a money market fund that does not have a sales charge or from Class R shares of any fund you will pay any applicable sales charge on your new shares."

This Supplement is dated May 1, 2003.

                         DELAWARE GROUP EQUITY FUNDS IV

                       Delaware Growth Opportunities Fund

                            Supplement to the Fund's
                    Class A, Class B and Class C Prospectus
                            dated November 29, 2002

The Board of Trustees has approved the addition of Class R shares. These shares will be made available effective June 1, 2003. This Supplement describes those characteristics unique to Class R shares. Please carefully review this Supplement and the Prospectus with your financial advisor when making an investment decision.

The following, which reflects the fees and expenses applicable to Class R shares, supplements the information on page 4 of the Prospectus under "Profile: Delaware Growth Opportunities Fund - What are the Fund's fees and expenses?":

You do not pay sales charges directly from your investments when you buy or sell Class R shares.

Maximum sales charge (load) imposed on purchases as a
percentage of offering price                                                none
Maximum contingent deferred sales charge (load) as a
percentage of original purchase price or redemption price,
whichever is lower                                                          none
Maximum sales charge (load) imposed on reinvested dividends                 none
Redemption fees                                                             none
Exchange fees(1)                                                            none


Annual fund operating expenses are deducted from the Fund's assets.


Management fees                                                            0.74%
Distribution and service (12b-1) fees                                      0.60%
Other expenses                                                             0.40%
Total operating expenses                                                   1.74%


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(2) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

1 year                                                                      $177
3 years                                                                     $548
5 years                                                                     $944
10 years                                                                  $2,052


(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

The following information replaces the fourth bullet and adds a sixth bullet, respectively, under "About your account - Choosing a share Class - Class A" on page 10:

Class A

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B, Class C and Class R shares.

o Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares.

The following information replaces the fifth bullet under "About your account
- Choosing a share Class - Class B" on page 11:

Class B

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A and Class R shares.

The following information replaces the fourth bullet under "About your account
- Choosing a share Class - Class C" on page 11:

Class C

o Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A and Class R shares.

The following information supplements the section "About your account - Choosing a share Class" on page 11:

Class R

o Class R shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. Class R shares are not subject to a contingent deferred sales charge.

o Class R shares are subject to an annual 12b-1 fee no greater than 0.60% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Unlike Class B shares, Class R shares do not automatically convert into another class.

o Class R shares generally are available only to (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware's retirement recordkeeping system that are offering R Class shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R shares (e.g., no SIMPLE IRA's, SEP-IRA's, SAR-SEP IRA's, Roth IRA's, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries where such program requires the purchase of a specific class of shares.

Any account holding Class A shares as of June 1, 2003 (the date Class R shares were made available) continues to be eligible to purchase Class A shares after that date. Any account holding Class R shares is not eligible to purchase Class A shares.

The following information supplements the introductory paragraph under the section "About your account - How to reduce your sales charge" on page 12:

"Class R shares have no up front sales charge."

The following replaces the second sentence under the section "About your account - Special services - Exchanges" on page 17:

"However, if you exchange shares from a money market fund that does not have a sales charge or from Class R shares of any fund you will pay any applicable sales charge on your new shares."

This Supplement is dated May 1, 2003.

Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Class A, Class B, Class C and Class R Shares should contact their financial advisor or call Delaware Investments at 800 523-1918 and shareholders of the Institutional Classes should contact Delaware Investments at 800 510-4015.


INVESTMENT MANAGER
Delaware Management Company
2005 Market Street
Philadelphia, PA 19103-7094

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
2005 Market Street
Philadelphia, PA 19103-7094

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103-7094

INDEPENDENT AUDITORS
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103-7055

CUSTODIAN
JPMorgan Chase Bank
4 Chase Metrotech Center
Brooklyn, NY 11245
-------------------------------------------------------------------------------

DELAWARE GROUP EQUITY FUNDS IV
-------------------------------------------------------------------------------


DELAWARE GROWTH OPPORTUNITIES FUND

DELAWARE DIVERSIFIED GROWTH FUND
A CLASS
B CLASS
C CLASS
R CLASS
INSTITUTIONAL CLASS

-------------------------------------------------------------------------------
PART B
STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------------------------------------------


November 29, 2002 (as amended May 1, 2003)


[GRAPHIC OMITTED]

                      STATEMENT OF ADDITIONAL INFORMATION
                   November 29, 2002 (as amended May 1, 2003)

                         DELAWARE GROUP EQUITY FUNDS IV
                       Delaware Growth Opportunities Fund
                        Delaware Diversified Growth Fund
                               2005 Market Street
                          Philadelphia, PA 19103-7094
       For more information about the Institutional Classes: 800 510-4015



      For Prospectus, Performance and Information on Existing Accounts of Class A Shares, Class B Shares, Class C Shares and Class R Shares: Nationwide
                                  800 523-1918


         Dealer Services: (BROKER/DEALERS ONLY) Nationwide 800 362-7500


    Delaware Group Equity Funds IV ("Equity Funds IV") is a professionally-managed mutual fund of the series type which currently offers two series of shares: Delaware Growth Opportunities Fund and Delaware Diversified Growth Fund. Each Fund is referred to individually as the "Fund" and collectively as the "Funds."


    Each Fund offers Class A Shares, Class B Shares, Class C Shares, Class R (Class A Chares, Class B Shares, Class C Shares and Class R Shares together referred to as the "Fund Classes"). Each Fund also offers an Institutional Class (the "Institutional Class"). All references to "shares" in this Part B refer to all Classes of shares of Equity Funds IV, except where noted.


    This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectuses for the Fund Classes dated November 29, 2002 and the current Prospectuses for the Institutional Classes dated November 29, 2002, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. Prospectuses relating to the Fund Classes and Prospectuses relating to the Institutional Classes may be obtained by writing or calling your investment dealer or by contacting the Funds' national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. Each Fund's financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Reports into this Part B. The Annual Reports will accompany any request for Part B. The Annual Reports can be obtained, without charge, by calling 800 523-1918.


                                TABLE OF CONTENTS
                                                                            Page
Cover Page                                                                     2
Investment Policies                                                            3
Accounting and Tax Issues                                                     15
Performance Information                                                       18
Trading Practices and Brokerage                                               24
Purchasing Shares                                                             26
Investment Plans                                                              38
Determining Offering Price and Net Asset Value                                47
Redemption and Exchange                                                       48
Distributions and Taxes                                                       55
Investment Management Agreement                                               57
Officers and Trustees                                                         59
General Information                                                           68
Financial Statements                                                          72
Appendix A - Investment Objectives of the Funds in the
Delaware Investments Family                                                   73

INVESTMENT POLICIES

Investment Restrictions

    Fundamental Investment Restrictions - Each Fund has adopted the following restrictions which cannot be changed without approval by the holders of a "majority" of a Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund may not:

    1. Make investments that will result in the concentration (as that term may be defined in the Investment Company Act of 1940 ("1940 Act"), any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit. A Fund may, from time to time, make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers within various industries or industry groupings.

    2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

    3. Underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

    4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Funds from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

    5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Funds from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

    Non-Fundamental Investment Restrictions - In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

    1. A Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, a Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by
Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

    2. A Fund may not invest more than 15% of its net assets for Delaware Diversified Growth Fund and 10% of its net assets for Delaware Growth Opportunities Fund in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

    The following are additional non-fundamental investment restrictions:

Delaware Growth Opportunities Fund may not:

    1. Invest more than 5% of the market or other fair value of its assets in the securities of any one issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities) with respect to 75% of the portfolio.

    2. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements), in accordance with Delaware Growth Opportunities Fund's investment objective and policies, are considered loans and except that Delaware Growth Opportunities Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

    3. Purchase or sell real estate, but this shall not prevent Delaware Growth Opportunities Fund from investing in securities secured by real estate or interests therein.

    4. Purchase more than 10% of the outstanding voting and nonvoting securities of any issuer, or invest in companies for the purpose of exercising control or management.

    5. Engage in the underwriting of securities of other issuers, except that in connection with the disposition of a security, Delaware Growth
Opportunities Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933.

    6. Make any investment which would cause more than 25% of the market or other fair value of its total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

    7. Write or purchase puts, calls or combinations thereof, except that Delaware Growth Opportunities Fund may write covered call options with respect to any or all parts of its portfolio securities and purchase put options if Delaware Growth Opportunities Fund owns the security covered by the put option at the time of purchase, and that premiums paid on all put options outstanding do not exceed 2% of its total assets. Delaware Growth Opportunities Fund may sell put options previously purchased and enter into closing transactions with respect to covered call and put options. In addition, Delaware Growth Opportunities Fund may write call options and purchase put options on stock indices and enter into closing transactions with respect to such options.

    8. Purchase securities on margin, make short sales of securities or maintain a net short position.

    9. Invest in warrants valued at lower of cost or market exceeding 5% of Delaware Growth Opportunities Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

    10. Purchase or retain the securities of any issuer which has an officer, trustee or security holder who is a trustee or officer of Equity Funds IV or of its investment manager if or so long as the trustees and officers of Equity Funds IV and of its investment manager together own beneficially more than 5% of any class of securities of such issuer.

    11. Invest in interests in oil, gas or other mineral exploration or development programs.

    12. Invest more than 10% of Delaware Growth Opportunities Fund's total assets in repurchase agreements maturing in more than seven days and other illiquid assets.

    13. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. Delaware Growth Opportunities Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of Delaware Growth Opportunities Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, Delaware Growth Opportunities Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. Delaware Growth Opportunities Fund will not pledge more than 10% of its net assets. Delaware Growth Opportunities Fund will not issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not normally be purchased while Delaware Growth Opportunities Fund has an outstanding borrowing.

    Although not a fundamental investment restriction, Delaware Growth Opportunities Fund currently does not invest its assets in real estate limited partnerships.

Delaware Diversified Growth Fund may not:

    1. With respect to 75% of its assets, invest more than 5% of the value of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities, and cash and cash items).

    2. Make loans, except to the extent that purchases of debt obligations or other securities (including repurchase agreements), in accordance with Delaware Diversified Growth Fund's investment objective and policies, are considered loans and except that the Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

    3. Purchase or sell real estate, but this shall not prevent Delaware Diversified Growth Fund from investing in securities by companies that deal in real estate or securities secured by real estate or interests therein (including securities issued by real estate investment trusts).

    4. Engage in the underwriting of securities of other issuers, except that Delaware Diversified Growth Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, Delaware Diversified Growth Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933.

    5. Make any investment which would cause more than 25% of the market value of its total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    6. Purchase securities on margin or make short sales of securities except that Delaware Diversified Growth Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities may engage in futures and related options transactions and may satisfy margin requirements relating thereto.

    7. Purchase more than 10% of the outstanding voting securities of any one company.

    8. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. Delaware Diversified Growth Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of Delaware Diversified Growth Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, Delaware Diversified Growth Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. Delaware Diversified Growth Fund will not issue senior securities as defined in the Investment Company Act of 1940, except for notes to banks. Investment securities will not normally be purchased while Delaware Diversified Growth Fund has an outstanding borrowing.

    9. Buy or sell commodities or commodity contracts, except that Delaware Diversified Growth Fund may engage into futures and related option transactions.

    10. Invest in companies for the purpose of exercising control or management.

    11. Invest in interests in oil, gas or other mineral exploration or development programs.

    12. Invest in securities of other investment companies, except that Delaware Diversified Growth Fund may invest in securities of open-end, closed-end and unregulated investment companies in compliance with the limitations contained in the 1940 Act at the time of the investment.

    13. Purchase or retain securities of a company which has an officer or trustee who is an officer or trustee of Equity Funds IV, or an officer, trustee or partner of the Manager if, to the knowledge of Delaware Diversified Growth Fund, one or more such persons owns beneficially more than 1/2 of 1% of the shares of the company, and in the aggregate more than 5% thereof.

    14. Invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of the predecessor company or companies. This restriction shall not apply to Delaware Diversified Growth Fund's investment in the securities of real estate investment trusts.

    15. Invest in warrants valued at lower of cost or market exceeding 5% of Delaware Diversified Growth Fund's net assets. Included in that amount, but not to exceed 2% of Delaware Diversified Growth Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

    16. Write or purchase puts, calls or combinations thereof, except that Delaware Diversified Growth Fund may write covered call options with respect to any or all parts of its portfolio securities if it owns the security covered by the call option and may purchase put options provided premiums paid on all put options outstanding do not exceed 2% of its total assets. Delaware Diversified Growth Fund may sell put options previously purchased and enter into closing transactions with respect to covered call and put options. In addition, Delaware Diversified Growth Fund may write call options and purchase put options on stock indices and enter into closing transactions with respect to such options.

    17. Invest more than 15% of Delaware Diversified Growth Fund's total assets in repurchase agreements maturing in more than seven days and other illiquid assets.

    Although not a fundamental investment restriction, Delaware Diversified Growth Fund currently does not invest its assets in real estate limited partnerships.

    In addition, from time to time, the Funds may also engage in the following investment techniques:

Repurchase Agreements

    While each of the Funds is permitted to do so, neither normally invests in repurchase agreements, except to invest cash balances.

    The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow certain Delaware Investments funds jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

    A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss, if any, to the Fund that has entered into the agreement would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which Delaware Management Company (the "Manager") under the guidelines of the Board of Trustees, determines to present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements which is monitored on a daily basis.

Options

    The Funds may write call options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Funds may invest in options that are either Exchange-listed or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund's ability to effectively hedge their securities. Delaware Growth Opportunities Fund will not invest more than 10% of its assets in illiquid securities, and Delaware Diversified Growth Fund will not invest more than 15% of its assets in illiquid securities.

    A. Covered Call Writing-Each Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain a Fund's investment objective.
A call option gives the purchaser of such option the right to buy, and the writer, in this case a Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Fund of writing covered calls is that it receives a premium which is additional income. However, if the security rises in value, a Fund may not fully participate in the market appreciation.

    During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

    With respect to both options on actual portfolio securities owned by a Fund and options on stock indices, the Fund may enter into closing purchase transactions. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

    Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

    If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

    The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

    A Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

    B. Purchasing Put Options-Each Fund may invest up to 2% of its total assets in the purchase of put options. Delaware Growth Opportunities Fund will, at all times during which it holds a put option, own the security covered by such option.

    Each Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

    A Fund may sell a put option purchased on individual portfolio securities or stock indices. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Options on Stock Indices

    A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

    Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

    As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

    A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

    A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

    Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

    A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

Foreign Securities

    Each Fund may invest in securities of foreign companies. However, Delaware Growth Opportunities Fund and Delaware Diversified Growth Fund, will not invest more than, respectively, 25% and 20% of the value of their respective total assets, at the time of purchase, in foreign securities (other than securities of Canadian issuers registered under the Securities Exchange Act of 1934 or, as described below, in certain Depositary Receipts, on which there are no such limits).

    Each Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund's distributions paid to shareholders.

    Investors should recognize that investing in foreign corporations involves certain considerations, including those set forth below, which are not typically associated with investing in United States corporations. Foreign corporations are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to United States corporations. A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fundis distributions paid to shareholders. There may also be less supervision and regulation of foreign stock exchanges, brokers and listed corporations than exist in the United States. A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange as between the currencies of different nations and exchange control regulations. Furthermore, there may be the possibility of expropriation of confiscatory taxation, political, economic or social instability or diplomatic developments which could affect assets of a Fund held in foreign countries.

Depositary Receipts

    Each Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American Depositary Receipts ("ADRs"), and Delaware Diversified Growth Fund may, in addition to ADRs, also purchase European and Global Depositary Receipts ("Depositary Receipts"). ADRs are receipts typically issued by a U.S. bank or trust company, while Depositary Receipts are issued by a foreign bank or trust company. ADRs and Depositary Receipts evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" ADRs and Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs and Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs and Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR or Depositary Receipt.

Portfolio Loan Transactions

    Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

    It is the understanding of the Manager that the staff of the Securities and Exchange Commission permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to a Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the trustees of Equity Funds IV know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the trustees to vote the proxy.

    The major risk to which a Fund would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Funds will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Restricted and Illiquid Securities

    Each Fund may invest in restricted securities, including privately placed securities, some of which may be eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as a Fund. Delaware Growth Opportunities Fund may invest no more than 10% of the value of its net assets in illiquid securities and Delaware Diversified Growth Fund may invest no more than 15% of the value of its net assets in illiquid securities.

    While maintaining oversight, the Board of Trustees has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund's limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

    If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed a Fund's limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Small to Medium-Sized Companies

    Delaware Growth Opportunities Fund invests its assets in equity securities of small to medium-sized companies. These stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater sensitivity to changing economic conditions. These companies may have narrow product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are typically subject to a greater degree of change in their earnings and prospects. The companies' securities may trade less frequently and have a smaller trading volume. The securities may be traded only in the over-the-counter markets or on a regional securities exchange. In addition to exhibiting greater volatility, smaller capitalization securities may, to some degree, fluctuate independently of the stocks of larger capitalization companies. For example, the stocks of smaller capitalization companies may decline in price as the price of larger company stocks rise, or vice versa.

Non-Traditional Equity Securities

    Delaware Diversified Growth Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as the Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

    Delaware Diversified Growth Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

Investment Company Securities

    Any investments that Delaware Diversified Growth Fund makes in either closed-end or open-end investment companies are limited by the 1940 Act, and involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, the Fund may not: (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. If the Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

When-Issued and Delayed Delivery Securities

    Each Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, securities are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. A Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily. The payment obligation that will be received are each fixed at the time the Fund enters into the commitment. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price.

REITs

    Delaware Diversified Growth Fund may purchase shares of real estate investment trusts ("REITs"). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as Equity Funds IV, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Internal Revenue Code. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, and/or to maintain exemptions from the 1940 Act.

Foreign Currency Transactions

    Although Delaware Diversified Growth Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

    The Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

    When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

    The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

    As the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

    The Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Fund and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by the Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put.

    As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

Futures Contracts

    Delaware Growth Opportunities Fund and Delaware Diversified Growth Fund may enter into futures contracts on stocks, stock indices and foreign currencies, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market the Fund's positions in cash, short-term debt securities and other money market instruments, at times when a Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the particular Fund.

    A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

    The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contracts more or less valuable, a process known as "marking to the market."

    Purchases or sales of stock index futures contracts are used for hedging purposes to attempt to protect the Fund's current or intended investments from broad fluctuations in stock prices. For example, a Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out.

    Each Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect its current or intended investments denominated in foreign currencies from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, a Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

    Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

    A Fund may also purchase and write options on the types of futures contracts in which the Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by a Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

    At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. A Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

    To the extent that interest or exchange rates or securities prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that a Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures.

Concentration

    In applying a Fund's fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that generally: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

ACCOUNTING AND TAX ISSUES

    When a Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the section of the Fund's assets and liabilities as an asset and as an equivalent liability.

    In writing a call, the amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

    The premium paid by a Fund for the purchase of a put option is recorded in the section of the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund sells the put option, it realizes a short-term or long-term capital gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. However, since the purchase of a put option is treated as a short sale for federal income tax purposes, the holding period of the underlying security will be affected by such a purchase.

    Options on Certain Stock Indices-Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by the Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

    Other Tax Requirements-Each Fund has qualified, and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. The Trustees reserve the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

    In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

    (i) The Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. Government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets or 10% of the outstanding voting securities of the issuer;

    (ii) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stocks, and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and

    (iii) The Fund must distribute to its shareholders at least 90% of its net investment income and net tax-exempt income for each of its fiscal years.

    The Code requires each Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 and 100% of any undistributed amounts from the prior year to you by December 31 of each year in order to avoid federal excise taxes. Each Fund intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

    When a Fund holds an option or contract which substantially diminishes the risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, possibly resulting in deferral of losses, adjustments in the holding periods and conversion of short-term capital losses into long-term capital losses.

    Under rules relating to "Constructive Sale Transactions", a Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. A Fund generally will be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

    Investment in Foreign Currencies and Foreign Securities-The Funds are authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to each Fund:

    Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, or forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by a Fund.

    If a Fund's Section 988 losses exceed a Fund's other net investment company taxable income during a taxable year, a Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions of federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

    The Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to you.

    Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

    Investment in Passive Foreign Investment Company securities-The Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by the Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distributions might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

    A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, under another election that involves marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), unrealized gains would be treated as though they were realized. The Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules generally would be eliminated.

    The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by a Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

    You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after a Fund acquires shares in that corporation. While a Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

PERFORMANCE INFORMATION

    From time to time, each Fund may state each of its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-year, five-year and ten-year (or life-of-fund, if applicable) periods. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

    The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                       n
                                 P(1 + T) = ERV

Where:             P =    a hypothetical initial purchase order of $1,000 from which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;
                   T =    average annual total return;
                   n =    number of years;
                 ERV =    redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.


    In presenting performance information for Class A Shares, the Limited CDSC applicable to only certain redemptions of those shares will not be deducted from any computation of total return. See Redemption and Exchange for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

    Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares, and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

    The performance of the Classes, as shown below, is the average annual total return quotations through September 30, 2002. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 5.75% paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. Pursuant to applicable regulation, total return shown for the Delaware Growth Opportunities Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Delaware Growth Opportunities Fund A Class and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made. The average annual total return for Class B and C Shares including CDSC reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at September 30, 2002. The average annual total return for Class B and C Shares excluding CDSC assumes the shares were not redeemed at September 30, 2002 and therefore does not reflect the deduction of a CDSC. Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance. Performance is not shown for the Class B and C Shares of Delaware Diversified Growth Fund because these shares have not commenced operations as of the date of this Part B.

    Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.


The average annual total return for each Class (except Class R) is shown for the 1 year, 5 year or 10 year period ending September 30, 2002. If a Class has not been in existence for a full 1, 5, or 10 year period, then lifetime returns are shown. Lifetime returns are not shown if performance information exists for the 10 year period. No return information currently is provided for Class R.


                          Average Annual Total Return

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       10 years
                                                                  1 year ended     5 years ended        ended
Delaware Growth Opportunities Fund                                  9/30/02           9/30/02          9/30/02       Life of Fund(1)
-----------------------------------------------------------------------------------------------------------------------------------
Class A (at offer before taxes)(2)                                  -17.08%           -1.16%             7.15%             N/A
Class A (at offer after taxes on distributions)                     -17.08%           -4.37%             4.31%             N/A
Class A (at offer after taxes on distributions and sale of
fund shares)                                                        -10.49%           -0.21%             5.91%             N/A
Class A (at NAV before taxes)                                       -12.04%            0.02%             7.79%             N/A
Class B (including CDSC before taxes)(3)                            -16.17%           -0.80%              N/A             5.99%
Class B (including CDSC after taxes on distributions)               -16.17%           -4.20%              N/A             2.54%
Class B (including CDSC after taxes on distributions and
sale of fund shares)                                                 -9.93%            0.20%              N/A             5.02%
Class B (excluding CDSC before taxes)                               -12.67%           -0.68%              N/A             5.99%
Class C (including CDSC before taxes)                               -13.53%           -0.68%              N/A             3.90%
Class C (including CDSC after taxes on distributions)               -13.53%           -4.01%              N/A             0.26%
Class C (including CDSC after taxes on distributions and
sale of fund shares)                                                 -8.31%            0.28%              N/A             3.36%
Class C (excluding CDSC before taxes)                               -12.66%           -0.68%              N/A             3.90%
Institutional Class (before taxes)                                  -11.71%            0.34%             8.12%             N/A
Institutional Class (after taxes on distributions)                  -11.71%           -2.82%             5.32%             N/A
Institutional Class (after taxes on distributions and sale
of fund shares)                                                      -7.19%            0.95%             6.72%             N/A
-----------------------------------------------------------------------------------------------------------------------------------


(1) Class A Shares commenced operations on March 27, 1986. Institutional Class Shares commenced operations on November 9, 1992. Class B Shares commenced operation on September 6, 1994. Class C Shares commenced operations on November 29, 1995.

(2) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.

(3) Effective November 18, 2002, the CDSC schedule for Class B Shares was changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule.

                          Average Annual Total Return

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   1 year ended     5 years ended
Delaware Diversified Growth Fund(1)                                                   9/30/02          9/30/02      Life of Fund(5)
-----------------------------------------------------------------------------------------------------------------------------------
Class A (at offer before taxes)(2/4)                                                 -27.94%           -47.57%           -7.69%
Class A (at offer after taxes on distributions)                                      -27.94%           -13.45%           -8.90%
Class A (at offer after taxes on distributions and sale of fund shares)              -17.15%            -9.20%           -5.96%
Class A (at NAV before taxes)                                                        -23.57%           -11.07%           -6.74%
Class B (including CDSC before taxes)(3)                                                N/A               N/A           -27.72%
Class B (including CDSC after taxes on distributions)                                   N/A               N/A              N/A
Class B (including CDSC after taxes on distributions and sale of fund shares)           N/A               N/A              N/A
Class B (excluding CDSC before taxes)                                                   N/A               N/A           -24.71%
Institutional Class (before taxes)                                                   -23.40%           -11.03%           -6.71%
Institutional Class (after taxes on distributions)                                   -23.40%           -12.38%           -7.93%
Institutional Class (after taxes on distributions and sale of fund shares)           -14.37%            -8.44%           -5.25%
-----------------------------------------------------------------------------------------------------------------------------------


(1) Returns reflect the voluntary waiver of fees and payments of expenses by the Manager. See Investment Management Agreement. In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.

(2) Prior to November 30, 1998, the maximum front-end sales charge was 4.75%. Effective November 30, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.

(3) Effective November 18, 2002, the CDSC schedule for Class B Shares was changed to : 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule.

(4) Returns reflect the voluntary waiver of 12b-1 fees by the Distributor. See Distribution and Service under Investment Management Agreement. In the absence of such voluntary waiver, performance would have been affected negatively.

(5) Class A shares and Institutional Class shares commenced operations on December 2, 1996 and the date of public offering was May 1, 2002. Class B and Class C Shares date of commencement and public offering was May 1, 2002. Performance for Class C shares, which had one share outstanding as of September 30, 2002, which represents the initial seed purchase, was not disclosed because management does not believe it to be meaningful.

    From time to time, each Fund may also quote its Classes' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (or Fund Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or to the S&P 500 Index or the Dow Jones Industrial Average.

    Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The Russell 2000 Index TR is a total return weighted index which is comprised of 2,000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index and is calculated on a monthly basis. The NASDAQ Composite Index is a market capitalization price only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as National Market System traded foreign common stocks and American Depository Receipts. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

    In addition, the performance of multiple indices compiled and maintained by statistical research firms, such as Salomon Brothers and Lehman Brothers may be combined to create a blended performance result for comparative performances. Generally, the indices selected will be representative of the types of securities in which a Fund may invest and the assumptions that were used in calculating the blended performance will be described.

    Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, longterm corporate bonds, intermediateterm government bonds, longterm government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. A Fund may use the performance of these capital markets in order to demonstrate general riskversusreward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of a Fund. A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

    Each Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in taxdeferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. Each Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of the Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Coverdell Education Savings Accounts (formerly an "education IRA")) and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

    Materials may refer to the CUSIP numbers of a Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

    Each Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, a Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. Each Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Fund may include information regarding the background and experience of its portfolio managers.

    The following tables are an example, for purposes of illustration only, of cumulative total return performance for the Classes through September 30, 2002. The performance figures reflect maximum sales charges or contingent deferred sales charges, if any. Performance of Class A Shares may also be shown without reflecting the impact of any front-end sales charge. Performance of Class B Shares and Class C Shares will be calculated both with the applicable CDSC included and excluded. In addition, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the period, but not any income taxes payable by shareholders on the reinvested distributions.

    The net asset value of a Class fluctuates so shares, when redeemed, may be worth more or less than the original investment, and a Class' results should not be considered a guarantee of future performance.

                            Cumulative Total Return

-----------------------------------------------------------------------------------------------------------------------------------
Delaware Growth Opportunities
Fund
                                      Class A                                    Class B       Class B       Class C       Class C
                                      Shares        Class A    Institutional     Shares        Shares        Shares        Shares
                                        (at         Shares         Class       (including    (excluding    (including    (excluding
                                      offer)(2)    (at NAV)       Shares         CDSC)(3)       CDSC)         CDSC)         CDSC)
-----------------------------------------------------------------------------------------------------------------------------------
3 months ended 9/30/02               -22.49%       -17.75%       -17.66%        -21.22%       -17.93%       -18.74%       -17.91%
6 months ended 9/30/02               -31.12%       -26.92%       -26.77%        -30.11%       -27.20%       -27.94%       -27.21%
9 months ended 9/30/02               -32.76%       -28.65%       -28.47%        -31.89%       -29.05%       -29.73%       -29.02%
1 year ended 9/30/02                 -17.08%       -12.04%       -11.71%        -16.17%       -12.67%       -13.53%       -12.66%
3 years ended 9/30/02                -25.81%       -21.28%       -20.52%        -24.23%       -22.91%       -22.93%       -22.93%
5 years ended 9/30/02                 -5.67%         0.09%         1.71%         -3.94%        -3.34%         3.33%        -3.33%
10 years ended 9/30/02                99.53%       111.66%       118.21%           N/A           N/A           N/A           N/A
15 years ended 9/30/02               217.15%       236.47%       246.88%           N/A           N/A           N/A           N/A
Life of Fund1                        797.66%       852.29%       881.72%         59.86%        59.86%        29.90%        29.90%
-----------------------------------------------------------------------------------------------------------------------------------


(1) Class A Shares commenced operations on March 27, 1986. Institutional Class Shares commenced operations on November 9, 1992. Pursuant to applicable regulation, total return shown for the Delaware Growth Opportunities Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Delaware Growth Opportunities Fund A Class and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made. Class B Shares commenced operation on September 6, 1994. Class C Shares commenced operations on November 29, 1995.

(2) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.

(3) Effective November 18, 2002, the CDSC schedule for Class B Shares was changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule.

                            Cumulative Total Return

-----------------------------------------------------------------------------------------------------------------------------------
Delaware Diversified Growth Fund(1)                                                                     Class B          Class B
                                                      Class A          Class A       Institutional       Shares          Shares
                                                       Shares          Shares            Class         (including      (excluding
                                                   (at offer)(2/4)    (at NAV)(4)       Shares           CDSC)(3)         CDSC)
-----------------------------------------------------------------------------------------------------------------------------------
3 months ended 9/30/02                                -20.21%          -15.30%          -15.11%         -19.53%          -15.30%
6 months ended 9/30/02                                -35.97%          -32.04%          -31.89%            N/A              N/A
9 months ended 9/30/02                                -38.06%          -34.30%          -34.15%            N/A              N/A
1 year ended 9/30/02                                  -27.94%          -23.57%          -23.40%            N/A              N/A
3 years ended 9/30/02                                 -51.25%          -48.27%          -48.15%            N/A              N/A
5 years ended 9/30/02                                 -47.57%          -44.37%          -44.24%            N/A              N/A
Life of Fund5                                         -37.27%          -33.44%          -33.29%         -28.47%          -24.71%
-----------------------------------------------------------------------------------------------------------------------------------


(1) Returns reflect the voluntary waiver of fees and payments of expenses by the Manager. See Investment Management Agreement. In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.

(2) Prior to November 30, 1998, the maximum front-end sales charge was 4.75%. Effective November 30, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.

(3) Effective November 18, 2002, the CDSC schedule for Class B Shares was changed to : 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule.

(4) Returns reflect the voluntary waiver of 12b-1 fees by the Distributor. See Distribution and Service under Investment Management Agreement. In the absence of such voluntary waiver, performance would have been affected negatively.

(5) Class A Shares and Institutional Class shares commenced operations on December 2, 1996 and the date of public offering was May 1, 2002. Class B and Class C Shares date of commencement and public offering was May 1, 2002. Performance for Class C shares, which had one share outstanding as of September 30, 2002, which represents the initial seed purchase, was not disclosed because management does not believe it to be meaningful.

    Because every investor's goals and risk threshold are different, the Distributor, as distributor for each Fund and other mutual funds in Delaware Investments, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts a Fund's, and other Delaware Investments funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

Dollar-Cost Averaging

    For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval-for example, monthly or quarterly-as long as you stick to your regular schedule. Dollarcost averaging looks simple and it is, but there are important things to remember.

    Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a longterm commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of low fund share prices. Delaware
Investments offers three services - Automatic Investing Program, Direct
Deposit Program and the Wealth Builder Option - that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer
- Direct Deposit Purchase Plan, Automatic Investing Plan and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

    The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                                                                                                         Number
                                                                                    Investment        Price Per         of Shares
                                                                                      Amount            Share           Purchased
-----------------------------------------------------------------------------------------------------------------------------------
Month 1                                                                                $100            $10.00               10
Month 2                                                                                $100            $12.50                8
Month 3                                                                                $100             $5.00               20
Month 4                                                                                $100            $10.00               10
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                  $400            $37.50               48


Total Amount Invested: $400

Total Number of Shares Purchased: 48

Average Price Per Share: $9.38 ($37.50/4)

Average Cost Per Share: $8.33 ($400/48 shares)

    This example is for illustration purposes only. It is not intended to represent the actual performance of the Funds or any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.

THE POWER OF COMPOUNDING

    When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. The Funds may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

    Equity Funds IV selects brokers or dealers to execute transactions on behalf of each Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. A number of trades are made on a net basis where a Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, a Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

    During the fiscal years ended September 30, 2002, 2001 and 2000, the aggregate dollar amounts of brokerage commissions paid by Delaware Growth Opportunities Fund were $1,583,499, $1,630,980 and $1,426,727, respectively. During the fiscal years ended September 30, 2002, 2001 and 2000, the aggregate dollar amounts of brokerage commissions paid by Delaware Diversified Growth Fund were $31,533, $11,637 and $9,499, respectively.

    The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

    During the fiscal year ended September 30, 2002, portfolio transactions of Delaware Growth Opportunities Fund in the amount of $413,350,931, resulting in brokerage commissions of $670,959, were directed to brokers for brokerage and research services provided. For the fiscal year ended September 30, 2002, portfolio transactions of Delaware Diversified Growth Fund in the amount of $3,593, resulting in brokerage commissions of $1,493,519, were directed to brokers for brokerage and research services provided.

    As provided in the Securities Exchange Act of 1934 (the "1934 Act") and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, Equity Funds IV believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in Delaware Investments. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

    The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order that receives allocation may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Equity Funds IV's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

    Consistent with NASD Regulation, Inc. (the "NASDR(SM)") rules, and subject to seeking best execution, a Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of such funds as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover

    Portfolio trading will be undertaken principally to accomplish each Fund's objective in relation to anticipated movements in the general level of interest rates. A Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. A Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such a turnover always will be incidental to transactions undertaken with a view to achieving the Fund's investment objective.

    The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by the Fund's shareholders. The Delaware Diversified Growth Fund generally has a portfolio turnover rate below 100%. The Delaware Growth Opportunities Fund may be expected to engage in active and frequent trading of portfolio securities, which means that portfolio turnover can be expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year. In investing to achieve its investment objective, each Fund may hold securities for any period of time. Portfolio turnover will also be increased if a Fund writes a large number of call options which are subsequently exercised. To the extent a Fund realizes gains on securities held for less than six months, such gains are taxable to the shareholder or to a Fund at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. High portfolio turnover involves corresponding greater brokerage costs and may affect taxes payable by shareholders that are subject to federal income tax. See Taxes.

    Under certain market conditions, each Fund may experience a high rate of portfolio turnover which could exceed 100%. The portfolio turnover rate of each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less. During the past two fiscal years, Delaware Growth Opportunities Fund's portfolio turnover rates were 97% and 121% for 2002 and 2001, respectively. Delaware Diversified Growth Fund's portfolio turnover rates for the past two fiscal years were 67% and 67% for 2002 and 2001, respectively.

PURCHASING SHARES

    The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for information on how to invest. Shares of a Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Equity Funds IV or the Distributor.


    The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees and employees of any Delaware Investments fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Investments Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for Class R and the Institutional Classes, but certain eligibility requirements must be satisfied.


    Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Equity Funds IV will reject any purchase order for more than $100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

    Selling dealers are responsible for transmitting orders promptly. Equity Funds IV reserves the right to reject any order for the purchase of its shares of a Fund if in the opinion of management such rejection is in the Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

    A Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, a Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

    Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

    The NASDR(SM) has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. Equity Funds IV and the Distributor intend to operate in compliance with these rules.

    Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 5.75%; however, lower front-end sales charges apply for larger purchases. Class A Shares, absent any applicable fee waiver, are also subject to annual 12b-1 Plan expenses. See the table in the Fund Classes' Prospectuses.

    Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4.00% if shares are redeemed within one year of purchase; (ii) 3.25% if shares are redeemed during the second year after purchase; (iii) 2.75% if shares are redeemed during the third year following purchase; (iv) 2.25% if shares are redeemed during the fourth and fifth years following purchase; and
(v) 1.50% if shares are redeemed during the sixth year following purchase; and
(vi) 0% thereafter. Class B Shares are also subject to annual 12b-1 Plan expenses which, absent any applicable fee waiver, are higher than those to which Class A Shares are subject and are assessed against the Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares, below.

    Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares, absent any applicable fee waiver, are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.


    Class R Shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge. Class R Shares are subject to annual 12b-1 Plan expenses for the life of the investment.


    The distributor has voluntarily elected to waive the payment of 12b-1 Plan expenses by Delaware Diversified Growth Fund from the commencement of the public offering through May 31, 2002. The Distributor has extended this waiver through May 31, 2003.

    Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses.


    Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Class Shares represent a proportionate interest in the Fundis assets and will receive a proportionate interest in the Fundis income, before application, as to Class A, Class B, Class C and Class R Shares, of any expenses under the Fundis 12b-1 Plans.


See Plans Under Rule 12b-1 for the Fund Classes under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.


    Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares, Class C Shares or Class R Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Equity Funds IV for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact your Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements

    The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

    The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.


    Class R Shares have no front-end sales charge and are not subject to a CDSC, but incur annual 12b-1 expenses of up to a maximum of 0.60%. Class A Shares generally are not available for purchase by anyone qualified to purchase Class R Shares.

    In comparing Class B Shares and Class C Shares to Class R Shares, investors should consider the higher 12b-1 Plan expenses on Class B Shares and Class C Shares. Investors also should consider the fact that, like Class B Shares and Class C Shares, Class R Shares do not have a front-end sales charge and, unlike Class B Shares and Class C Shares, Class R Shares are not subject to a CDSC. In Comparing Class B Shares to Class R shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each Class is subject and the desirability of an automatic conversion feature to Class A Shares (with lower annual 12b-1 Plan fees), which is available only for Class B Shares and does not subject the investor to a CDSC.

For the distribution and related services provided to, and the expenses borne on behalf of, a Fund, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption, and in the case of Class R Shares, from the proceeds of the 12b-1 Plan fees. Financial advisors may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares and Class R Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans (including for Class R Shares) and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans Under Rule 12b-1 for the Fund Classes.

    Dividends, if any, paid on Class A Shares, Class B Shares, Class C Shares and Class R Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares, Class C Shares and Class R Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.


Class A Shares

    Purchases of $50,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

    From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission

    As described in the Prospectuses, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

    For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial advisor's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of a Fund. Financial advisors also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

    An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares

    Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge-Class B Shares and Class C Shares under Redemption and Exchange for the Fund Classes for a list of the instances in which the CDSC is waived.

    During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of that Fund. See Automatic Conversion of Class B Shares below. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

    In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

Deferred Sales Charge Alternative - Class B Shares

    Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 5% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

    Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

    Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares

    Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

    Class B Shares of a Fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of the Fund (or, in the case of Delaware Group Cash Reserve, the Delaware Cash Reserve Fund Consultant Class) pro-rata with Class B Shares of the Fund not acquired through dividend reinvestment.

    All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares

    Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

    Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

    Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Plans Under Rule 12b-1 for the Fund Classes


    Pursuant to Rule 12b-1 under the 1940 Act, Equity Funds IV has adopted a separate plan for each of the Class A Shares, the Class B Shares, Class C Shares and Class R Shares of each Fund (the "Plans"). Each Plan permits a Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class to which the Plan applies. The Plans do not apply to the Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Classes. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.

    The Plans permit a Fund, pursuant to the Distribution Agreement, to pay out of the assets of the Class A Shares, Class B Shares, Class C Shares and Class R Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

    In addition, absent any applicable fee waiver, each Fund may make payments out of the assets of the Class A, Class B, Class C and Class R Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

    The maximum aggregate fee payable by a Fund under the Plans, and a Fund's Distribution Agreement, is on an annual basis, up to 0.30% of the Class A Shares' average daily net assets for the year, up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets for the year and up to 0.60% of Class R Shares' average daily net assets for the year. Equity Funds IV's Board of Trustees may reduce these amounts at any time. The Distributor has elected voluntarily to waive all payments under the 12b-1 Plan for the Class A Shares, Class B Shares and Class C Shares of the Delaware Diversified Growth Fund during the commencement of the public offering of the Fund through May 31, 2002. The Distributor has extended this waiver through November 30, 2003.

    All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B, Class C and Class R Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best price and execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

    From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

    The Plans and the Distribution Agreements, as amended, have been approved by the Board of Trustees of Equity Funds IV, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of Equity Funds IV and who have no direct or indirect financial interest in the Plans by vote cast in person or at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.


    Each year, the Trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares, Class C Shares and Class R Shares and that there is a reasonable likelihood of the Plan relating to a Fund Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Fund Class at any time without penalty by a majority of those Trustees who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Fund Class. Any amendment materially increasing the maximum percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Fund Class, as well as by a majority vote of those Trustees who are not "interested persons." With respect to the Class A Share Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of Class
B. Also, any other material amendment to the Plans must be approved by a majority vote of the Trustees including a majority of the noninterested Trustees of Equity Funds IV having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of Trustees who are not "interested persons" of Equity Funds IV must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

    For the fiscal year ended September 30, 2002, payments from the Class A Shares, Class B Shares and Class C Shares of Delaware Growth Opportunities Fund pursuant to their respective 12b-1 Plans amounted to $1,514,696, $384,740 and $90,715, respectively (Class R Shares were not available for purchase during this period). Such amounts were used for the following purposes:



-----------------------------------------------------------------------------------------------------------------------------------
                                              Delaware Growth                 Delaware Growth                Delaware Growth
                                         Opportunities Fund A Class     Opportunities Fund B Class      Opportunities Fund C Class
-----------------------------------------------------------------------------------------------------------------------------------
Advertising                                       $14,304                             $-                            $229
Annual/Semi-Annual Reports                        $16,046                             $-                            $268
Broker Trails                                  $1,212,708                        $95,382                         $65,640
Broker Sales Charges                                   $-                       $225,391                         $11,235
Dealer Service Expenses                                $-                             $-                              $-
Interest on Broker Sales Charges                       $-                        $63,967                            $582
Commissions to Wholesalers                             $-                             $-                              $-
Promotional-Broker Meetings                            $-                             $-                              $-
Promotional-Other                                $118,644                             $-                          $4,226
Prospectus Printing                               $17,175                             $-                            $616
Telephone                                              $-                             $-                              $-
Wholesaler Expenses                              $135,819                             $-                          $7,919
Other                                                  $-                             $-                              $-
-----------------------------------------------------------------------------------------------------------------------------------

    For the fiscal year ended September 30, 2002, payments from the Class A Shares, Class B Shares and Class C Shares of Delaware Diversified Growth Fund pursuant to their respective 12b-1 Plans amounted to $36, $41 and $0, respectively (Class R Shares were not available for purchase during this period). Such amounts were used for the following purposes:

-----------------------------------------------------------------------------------------------------------------------------------
                                                            Delaware Diversified     Delaware Diversified     Delaware Diversified
                                                             Growth Fund A Class      Growth Fund B Class      Growth Fund C Class
-----------------------------------------------------------------------------------------------------------------------------------
Advertising                                                          $0                       $0                       $0
Annual/Semi-Annual Reports                                            7                        0                        0
Broker Trails                                                         0                       10                        0
Broker Sales Charges                                                  0                       17                        0
Dealer Service Expenses                                               0                        0                        0
Interest on Broker Sales Charges                                      0                       14                        0
Commissions to Wholesalers                                            0                        0                        0
Promotional-Broker Meetings                                           0                        0                        0
Promotional-Other                                                     0                        0                        0
Prospectus Printing                                                  27                        0                        0
Telephone                                                             0                        0                        0
Wholesaler Expenses                                                   2                        0                        0
Other                                                                 0                        0                        0
Total                                                               $36                      $41                       $0
-----------------------------------------------------------------------------------------------------------------------------------

Other Payments to Dealers - Class A Shares, Class B Shares, Class C Shares and Class R Shares


    From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value

    Class A Shares of a Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

    Current and former officers, trustees/directors and employees of Equity Funds IV, any other fund in the Delaware Investments family, the Manager, or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the funds and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares and any such class of shares of any of the other funds in the Delaware Investments family, including any fund that may be created, at the net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/ dealers may also purchase Class A Shares at net asset value.

    Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a fund in the Delaware Investments Family of Funds may exchange into Class A shares of another Fund at net asset value.

    Any class members included in the settlement of Blanke v. Lincoln National Corporation and Lincoln National Life Insurance Company may purchase Class A shares of the Fund at net asset value for a period of 90 days after the final settlement date. The initial purchase of such shares must be for an amount of at least $1,000 and must comply with the Amended Notice of Class Action, Proposed Settlement and Fairness Hearing. Class members may call 800 960-0366 to receive information regarding the settlement.

    Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, trustees and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisors affiliated with a broker or dealer, if such broker, dealer or investment advisor has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as a Fund may reasonably require to establish eligibility for purchase at net asset value. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

    Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of a Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. (RFS) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of a fund in the Delaware Investments family and any stable value account available to investment advisory clients of the Manager or its affiliates; or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented in writing to RFS that it has the requisite number of employees and received written confirmation back from RFS. See Group Investment Plans for information regarding the applicability of the Limited CDSC.


    Purchases of Class A Shares at net asset value may be made by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firm has entered into a Class A Share NAV Agreement with respect to such retirement platform.


    Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares or purchase interests in a collective trust as a result of a change in distribution arrangements.

    Purchases of Class A Shares at net asset value may also be made by any group retirement plan (excluding defined benefit pension plans) that purchases shares through a retirement plan alliance program that requires shares to be available at net asset value, provided RFS either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program.

    Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

    Equity Funds IV must be notified in advance that the trade qualifies for purchase at net asset value.

Allied Plans

    Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

    With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares. See Combined Purchases Privilege, below.

    Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

    A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial advisor's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Class A Shares.

    The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial advisor or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Letter of Intention

    The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Equity Funds IV which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Those purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all Classes of shares of a Fund and of the other mutual funds in Delaware Investments previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments fund that did carry a front-end sales charge, CDSC or Limited CDSC.

    Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Investments funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege

    When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments mutual funds. In addition, if you are an investment advisory client of the Manager's affiliates you may include assets held in a stable value account in the total amount. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments mutual fund that did carry a front-end sales charge, CDSC or Limited CDSC.

    The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation

    When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments mutual funds. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments mutual fund that did carry a front-end sales charge, CDSC or Limited CDSC. If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $10,000 at offering price of additional shares of Class A Shares, the charge applicable to the $10,000 purchase would currently be 5.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege

    Holders of Class A Shares and Class B Shares of a Fund (and of the Institutional Class holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Investments family offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Fund or in the same Class of any of the other funds in the Delaware Investments family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

    Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

    A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax advisor be consulted with respect to such transactions.

    Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

    Investors should consult their financial advisors or the Transfer Agent, which also serves as each Fund's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

Group Investment Plans

    Group Investment Plans which are not eligible to purchase shares of the Institutional Class may also benefit from the reduced front-end sales charges for investments in Class A Shares, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to your Fund at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans for information about Retirement Plans.

    The Limited CDSC is generally applicable to any redemptions of net asset value purchases made on behalf of a group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Notwithstanding the foregoing, the Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in connection with redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that RFS either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.

Class R Shares

    Class R Shares generally are available only to (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delawareis retirement recordkeeping system that are offering R Class shares to participants.


Institutional Classes

    The Institutional Class of each Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its other affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; (e) registered investment advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services; (f) certain plans qualified under
Section 529 of the Code for which Delaware Service Company, Inc., the Distributor, or the Manager or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution or similar services ("Eligible 529 Plans"); and (g) programs sponsored by financial intermediaries where such programs require the purchase of Institutional Class Shares.

    Shares of the Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

Reinvestment Plan/Open Account

    Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class of the Delaware Growth Opportunities Fund in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Classes of each Fund and the Fund Classes of the Delaware Diversified Growth Fund are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.


    Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares, Class R Shares and Institutional Class at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Family of Funds


    Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares, Class C Shares and Class R Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

    Subject to the following limitations, dividends and/or distributions from other funds in Delaware Investments may be invested in shares of a Fund, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares, Class C Shares or Class R Shares. Dividends from Class B Shares may only be directed to other Class B Shares, dividends from Class C Shares may only be directed to other Class C Shares and dividends from Class R Shaers may only be directed to other Class R Shares.


    Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange

    If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.


    Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares,2 Class C Shares or Class R Shares of a Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund. Holders of Class R Shares of the Fund are permitted to exchange all or part of their Class R Shares only into Class R Shares of other Delaware Investments funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of such fund.


    Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of each Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing proceeds from Eligible 529 Plans

The proceeds of a withdrawal from an Eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware Investments Family of Funds will qualify for treatment as if such proceeds had been exchanged from another Fund within the Delaware Investments Family of Funds rather than transferred from the Eligible 529 Plan, as described under "INVESTMENT PLANS - Investing by Exchange." The treatment of your redemption proceeds from an Eligible 529 Plan described in this paragraph does not apply if you take possession of the proceeds of the withdrawal and subsequently reinvest them (i.e., the transfer is not made directly). Similar benefits may also be extended to direct transfers from a substantially similar class of the Delaware Investments Family of Funds into an Eligible 529 Plan.

Investing by Electronic Fund Transfer


    Direct Deposit Purchase Plan-Investors may arrange for their Fund to accept for investment in Class A Shares, Class B Shares, Class C Shares or Class R Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.


    Automatic Investing Plan-Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

    This option is not available to participants in the following plans: SAR/ SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                     * * *

    Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

    Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse a Fund.

Direct Deposit Purchases by Mail

    Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Equity Funds IV for proper instructions.

MoneyLine(SM) On Demand

    You or your investment dealer may request purchases of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern Time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

    It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option

    Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

    Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

    Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Redemption and Exchange for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

    This option is not available to participants in the following plans: SAR/ SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Class.

Asset Planner

    To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial advisor or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisors or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial advisor, you may also design a customized asset allocation strategy.


    The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B, Class C and Class R Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

    An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

    Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes

    An investment in either Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including a 401(k) Defined Contribution Plan, an Individual Retirement Account ("IRA") and the new Roth IRA and Coverdell Education Savings Account (formerly an "education IRA").

    Among the retirement plans that Delaware Investments offers, Class B Shares are available only for Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Coverdell Education Savings Accounts, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, 403(b)(7) Plans and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

    Purchases of Class B Shares are subject to a maximum purchase limitation of $100,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

    For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares.

    Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

    Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See Institutional Classes, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

    It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

    Taxable distributions from the retirement plans described below may be subject to withholding.

    Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans


    Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares, Class C Shares and Class R Shares.


Individual Retirement Account ("IRA")

    A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employersponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, the deductibility of such contributions may be restricted based on certain income limits.

IRA Disclosures

    The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and a Coverdell Education Savings Account are available in addition to the existing deductible IRA and non-deductible IRA.

Deductible and Non-deductible IRAs

    An individual can contribute up to $3,000 to his or her IRA each year through 2001. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI"), not counting any IRA deductions, and whether the taxpayer is an active participant in an employer sponsored retirement plan.

    In June of 2001, The Economic Growth and Tax Relief Reconciliation Act of 2001 was signed into law and makes significant changes to the annual contribution limits. The current amount of $3,000 will rise to $5,000 in 2008, with annual inflation adjustments thereafter. Individuals who have attained age 50 by the end of the calendar year will be eligible to make additional "catch-up" contributions for 2002 through 2005, and $1,000 beginning in 2006.

    The annual contribution limits through 2008 are as follows:

--------------------------------------------------------------------------------
Calendar Year                       Under Age 50            Age 50 and Above
--------------------------------------------------------------------------------
2002-2004                              $3,000                     $3,500
2005                                   $4,000                     $4,500
2006-2007                              $4,000                     $5,000
2008                                   $5,000                     $6,000
--------------------------------------------------------------------------------


    Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $3,000 in 2002 and increased limits in subsequent years are still available if the taxpayer's AGI is no greater than $34,000 ($54,000 for taxpayers filing joint returns) for tax years beginning in 2002. A partial deduction is allowed for married couples with income greater than $54,000 and less than $64,000, and for single individuals with AGI greater than $34,000 and less than $44,000. These income phase-out limits are annually increased until they reach $80,000$100,000 in 2007 for joint filers and $50,000$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

    Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 and defer taxes on interest or other earnings from the IRAs.

    Under the law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is not greater than $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI greater than $150,000 and less than $160,000.

Conduit (Rollover) IRAs

    Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution taxfree to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution.

    A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

    (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

    (2) Substantially equal installment payments for a period certain of 10 or more years;

    (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

    (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

    (5) A distribution of aftertax contributions which is not includable in income.

Roth IRAs

    For taxable years beginning after December 31, 1997, non-deductible contributions of up to $3,000 each year can be made to a Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $3,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The limits after 2002 are the same as for a regular IRA. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI greater than $95,000 and less than $110,000, and for couples filing jointly with AGI greater than $150,000 and less than $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the fivetaxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributable to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

    Distributions that are not qualified distributions are tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

    Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, non-deductible and conduit) to a Roth IRA. Earnings and previously deducted contributions held in the IRA are subject to a tax upon conversion; however, no 10% additional excise tax for early withdrawal would apply. If the conversion was done prior to January 1, 1999, the income from the conversion would have been included in income ratably over a fouryear period beginning with the year of conversion.

Coverdell Education Savings Accounts

    For taxable years beginning after December 31, 1997, the Coverdell Education Savings Account has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $2,000 per year and qualifying expenses will no longer be limited to those related to higher education.

    Elementary (including kindergarten) and secondary public, private or religious school tuition expenses will now qualify. The new law specifically permits as elementary and secondary school expenses academic tutoring, certain computer technology; and expenses for uniforms, transportation, and extended day programs.

    The $2,000 annual limit is in addition to the $3,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Coverdell Education Savings Accounts. In addition, multiple Coverdell Education Savings Accounts can be created for the same beneficiary, however, the contribution limit of all contributions for a single beneficiary cannot exceed the annual limit.

    The $2,000 annual contribution limit for a Coverdell Education Savings Accounts is phased out ratably for single contributors with modified AGI greater than $95,000 and less than $110,000, and for couples filing jointly with modified AGI greater than $150,000 and less than $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to a Coverdell Education Savings Account established on behalf of any individual.

    Distributions from a Coverdell Education Savings Account are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

    Any balance remaining in a Coverdell Education Savings Account at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and generally subject to an additional 10% tax if the distribution is not for qualified higher education expenses. Tax-free transfers and rollovers of account balances from one Coverdell Education Savings Account benefiting one beneficiary to another Coverdell Education Savings Account benefiting a different beneficiary (as well as redesignations of the named beneficiary) are permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

Group IRAs and Group Roth IRAs

    An employer or association of employees may establish a Group IRA or Group Roth IRA for its employees or members who want to purchase shares of a Fund.

    Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature Distribution taxes, but distributions must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Distributions from the account (except for the prorata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% additional tax on the amount prematurely distributed, in addition to the regular income tax resulting from the distribution.

    Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the law allows for premature distribution without a 10% additional tax if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used within 120 days of the distribution to pay acquisition costs of a principal residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a principal residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

    Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked.

Simplified Employee Pension Plan ("SEP/IRA")

    A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes are available for investment by a SEP/ IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")

    Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employee may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan

    Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations as well as taxable entities may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares, Class C Shares and Class R Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectuses for the Fund Classes.

Deferred Compensation Plan for Public Schools and NonProfit Organizations ("403(b)(7)")

    Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectuses for the Fund Classes.

Deferred Compensation Plan for State and Local Government Employees ("457")

    Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of a Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectuses for the Fund Classes.

SIMPLE IRA

    A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)

    A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors with 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE


    Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund, its agent or certain other authorized persons. See Distribution and Service under Investments Management Agreement. Orders for purchases of Class B Shares, Class C Shares, Class R Shares and the Institutional Classes are effected at the net asset value per share next calculated after receipt of the order by the Fund, its agent or certain other authorized persons. Selling dealers are responsible for transmitting orders promptly.


    The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern Time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.


    An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in each Fund's financial statements, which are incorporated by reference into this Part B.


    Each Fund's net asset value per share is computed by adding the value of all the securities and other assets in the portfolio, deducting any liabilities, and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Fundsi pricing procedures. Options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollars values at the mean between the bid and offered quotations of such currencies against U.S. dollars based on rates in effect that day. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all other securities and for securities whose closing prices are not readily available, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.


    Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that the Institutional Classes will not incur any of the expenses under Equity Funds IV's 12b-1 Plans and the Class A, Class B, Class C Shares and Class R Shares alone will bear any 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of the Delaware Growth Opportunities Fund will vary. During the period the current waivers of 12b-1 Plan expenses by the Distributor in connection with the distribution of Class A, Class B and Class C Shares of Delaware Diversified Growth Fund remain applicable, no such variance shall arise.

REDEMPTION AND EXCHANGE

    You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve a capital gain or loss to the shareholder for federal tax purposes. You may want to consult your financial advisor or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

    Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See the Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

    Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918. A Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

    In addition to redemption of Fund shares, the Distributor, acting as agent of a Fund, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by a Fund, its agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern Time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

    Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

    Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by a Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

    Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. A Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

    If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, a Fund will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to their Fund or to the Distributor.

    In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

    Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Equity Funds IV has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

    The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to their Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

    Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below. Class B Shares are subject to a CDSC of: (i) 4.00% if shares are redeemed within one year of purchase; (ii) 3.25% if shares are redeemed during the second year after purchase (iii) 2.75% if shares are redeemed during the third year following purchase; (iv) 2.25% if shares are redeemed during the fourth and fifth years following purchase; and (v) 1.50% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there may be a bank wire fee, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

    Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Funds, a Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.

Written Redemption

    You can write to your Fund at 2005 Market Street, Philadelphia, PA 19103-7094 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, a Fund requires a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. A Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

    Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares or Institutional Class shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange

    You may also write to your Fund (at 2005 Market Street, Philadelphia, PA 19103-7094) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange

    To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares or Institutional Class shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

    The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach a Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

    Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, a Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption-Check to Your Address of Record

    The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption-Proceeds to Your Bank

    Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. A bank wire fee be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange

    The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of a Fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

    The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine(SM) On Demand

    You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern Time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions. See MoneyLine(SM) On Demand under Investment Plans.

Timing Accounts

    Right to Refuse Timing Accounts-With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. The Funds reserve the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

    Redemptions of Timing Accounts- Proceeds from redemptions requested by Timing Accounts will be paid only by check. Redemption proceeds from these accounts will not be wired to shareholder bank accounts. Such checks will be sent no later than seven days after receipt of a redemption request in good order.

    Restrictions on Timed Exchanges-Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Delaware Decatur Equity Income Fund, (2) Delaware Growth and Income Fund, (3) Delaware Balanced Fund, (4) Delaware Limited-Term Government Fund, (5) Delaware Tax-Free USA Fund, (6) Delaware Cash Reserve Fund, (7) Delaware Delchester Fund and (8) Delaware Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

    Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

    Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plans


    Shareholders of Class A Shares, Class B Shares, Class C Shares and Class R Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for a Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.


    Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

    The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

    Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a Fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than or equal to 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the contingent deferred sales charge is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See Waiver of Contingent Deferred Sales Charges, below.

    An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

    Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

    The Systematic Withdrawal Plan is not available for the Institutional Classes or, currently, any of the Fund Classes of Delaware Diversified Growth Fund.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value

    For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule:
(1) 1.00% if shares are redeemed during the first year after the purchase; and
(2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

    The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of : (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

    Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

    In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares

    The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Code; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; (viii) distributions form an account if the redemption results from a death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed; (ix) redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that RFS either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived; and (x) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares

    The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Code; and (iv) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

    The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

    The CDSC on Class C Shares also is waived for any group retirement plan (excluding defined benefit pension plans) (i) that purchases shares through a retirement plan alliance program, provided Retirement Financial Services, Inc. either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program, and (ii) for which Retirement Financial Services, Inc. provides fully-bundled retirement plan services and maintains participant records on its proprietary recordkeeping system.


                                       * * *

    In addition, the CDSC will be waived on Class A Shares, Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DISTRIBUTIONS AND TAXES

    Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. The Board of Trustees reserve the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

    Each Fund intends to pay out all of its net investment income and net realized capital gains. Each Fund also intends to meet the calendar year distribution requirements imposed by the Code to avoid the imposition of any excise tax. All dividends and any capital gains distributions will be automatically credited to the shareholder's account in additional shares of the same class of the Fund at net asset value unless, in the case of shareholders in the Fund Classes of Delaware Growth Opportunities Fund, the shareholder requests in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

    Each class of shares of a Fund will share proportionately in the investment income and expenses of such Fund, except that, absent any applicable fee waiver, Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

    A Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer a Fund's ability to recognize a loss, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by a Fund.

    Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

    Persons not subject to tax will not be required to pay taxes on distributions.

    Dividends representing net investment income (e.g., dividends and interest less expenses incurred in the operation of a Fund) or net short-term capital gains distributions are treated by shareholders as ordinary income for federal income tax purposes. Distributions from net long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates described below. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. Each Fund is treated as a single tax entity and capital gains for each Fund will be calculated separately.

    A Fund will inform its shareholders of the amount of their income dividends and capital gain distributions, and will advise them of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in a Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

    Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Delaware Investments fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

    Any loss incurred on the redemption or exchange of shares held for six months or less is treated as long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

    Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to you with respect to your Fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

    All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

    If you redeem some or all of yours shares in a Fund, and then reinvest the redemption proceeds in a Fund or in another Delaware Investments fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gain or loss in your redemption, all or a portion of the sales charge that you paid on your original shares in a Fund is excluded from your tax basis in the shares sold and added to your tax basis for the new shares.

    Because of each Fund's investment policy, only a small portion of a Fund's dividends may qualify for the dividends-received deduction for corporations. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period, then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. For the fiscal year ended September 30, 2002, none of Delaware Growth Opportunities Fund's dividends from net investment income qualified for the dividends-received deduction to corporations and none of Delaware Diversified Growth Fund's dividends from net investment income qualified for the dividends-received deduction to corporations.

    A Fund may invest in complex securities that may be subject to numerous special and complex tax rules. The rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by a Fund.

    See also Other Tax Requirements under Accounting and Tax Issues in this Part B.

INVESTMENT MANAGEMENT AGREEMENT

    The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Fund, subject to the supervision and direction of Equity Funds IV's Board of Trustees.

    Delaware Management Company and its predecessors have been managing the funds in Delaware Investments since 1938. On September 30, 2002, Delaware Management Company and its affiliates were supervising in the aggregate more than $83 billion in assets in the various insurance (approximately $38,822,630,000), institutional or separately managed (approximately $25,230,183,000) and investment company (approximately $19,370,684,000) accounts. Delaware Management Company is a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

    The Investment Management Agreement for the Funds is dated December 17, 1999 and was approved by the initial shareholder on the same date. The Agreement has an initial term of two years and may be renewed only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of Equity Funds IV who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the trustees of Equity Funds IV or by the Manager. The Agreement will terminate automatically in the event of its assignment.

    The annual compensation paid by each Funds for investment management services is equal to the following fee rate which is based on the average daily net assets of a Fund.

--------------------------------------------------------------------------------
Delaware         0.75% on first $500 million;
Growth           0.70% on next $500 million;
Opportunities    0.65% on next $1.5 billion;
Fund             0.60% on assets in excess of $2.5 billion
--------------------------------------------------------------------------------
Delaware         0.65% on the first $500 million;
Diversified      0.60% on the next $500 million;
Growth Fund      0.55% on the next $1.5 billion;
                 0.50% on assets in excess of $2.5 billion.
--------------------------------------------------------------------------------


    Under the general supervision of the Board of Trustees, the Manager makes all investment decisions which are implemented by each Fund. The Manager pays the salaries of all trustees, directors, officers and employees who are affiliated with both the Manager and Equity Funds IV.

    On September 30, 2002, the total net assets of Delaware Growth Opportunities Fund were $410,111,761. The investment management fees paid by Delaware Growth Opportunities Fund for the fiscal years ended September 30, 2002, 2001 and 2000 were $4,206,000, $5,887,403 and $7,631,003, respectively.

    On September 30, 2002, the total net assets of Delaware Diversified Growth Fund were $16,995,218. For the fiscal year ended September 30, 2002, the investment management fee incurred by the Fund was $93,803 and $24,215 was paid as a result of the waiver of fees by the Manager. For the fiscal year ended September 30, 2001, the investment management fee incurred by the Fund was $81,900 and $73,330 was paid as a result of the voluntary waiver of fees by the Manager. For the fiscal year ended September 30, 2000, the investment management fee incurred by the Fund was $82,589 and $71,697 was paid as a result of the voluntary waiver of fees by the Manager. For the fiscal year ended September 30, 1999, the investment management fee incurred by the Fund was $35,016 and $10,766 was paid as a result of the voluntary waiver of fees by the Manager. For the fiscal year ended September 30, 1998, the investment management fee incurred by the Fund was $18,019 and no fees were paid as a result of the voluntary waiver of fees by the Manager.

The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Delaware Diversified Growth Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total operating expenses of each Class do not exceed 0.75% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses) during the commencement of the public offering of the Fund through December 31, 2003.

Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreement, the Funds are responsible for all of their own expenses. Among others, these include a Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distribution and Service


    The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of each Fund's shares under separate Distribution Agreement dated April 19, 2001. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of Class A Shares, Class B Shares, Class C Shares and Class R Shares under their respective 12b-1 Plans. The Distributor has elected voluntarily to waive payments under the 12b-1 Plan for the Class A Shares, the Class B Shares and the Class C Shares of Delaware Diversified Growth Fund during the commencement of the public offering of the Fund through November 30, 2003.

    Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of the Manager, serves as the Trust's sub-distributor pursuant to a Financial Intermediary Distribution Agreement with the Distributor dated January 1, 2001. LFD is primarily responsible for promoting the sale of Fund shares through broker/ dealers, financial advisors and other financial intermediaries (collectively, "Financial Intermediaries"). The address of LFD is 350 Church Street, Hartford, CT 06103. For its services, LFD receives a one-time fee from the Distributor with respect to each sale of Fund shares through Financial Intermediaries equal to a percentage of the net asset value of such shares. The rate of compensation paid to LFD for each sale of Fund shares for any calendar year is tied to the aggregate value of sales made by LFD during such calendar year with respect to (i) shares of Delaware Investmentsi non-money market retail funds; (ii) shares of Delaware Group Premium Fund sold through the products for which LFD acts as a wholesaler; and (iii) wrap separate account products (the products described in (i), (ii) and (iii) are referred to collectively as the "Wholesaler Products") according to the following schedule:

----------------------------------------------------------------------------------------------------
Aggregate Value of Wholesaler                                               Compensation Paid to LFD
Product Sales in Calendar Year                                 (% of NAV of Fund shares sold by LFD)
----------------------------------------------------------------------------------------------------
$3.75 billion or less                                                                            .45%
More than $3.75 billion, but less
than $4.5 billion                                                                                .50%
$4.5 billion and above                                                                           .55%
----------------------------------------------------------------------------------------------------


    In addition to the non-recurring fee discussed above, the Distributor pays LFD a continuing fee at the annual rate of .04% of the average daily net assets of shares of the Delaware Investments retail funds outstanding and beneficially owned by shareholders through Financial Intermediaries.

The fees associated with LFDis services to the Fund are borne exclusively by the Distributor and not by the Fund.

    Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreement, the Fund is responsible for all of its own expenses. Among others, these include the Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

    The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement dated December 17, 1999. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

    The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Fund. For purposes of pricing, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

OFFICERS AND TRUSTEES

    The business and affairs of Equity Funds IV are managed under the direction of its Board of Trustees.


     Certain officers and trustees of Equity Funds IV hold identical positions in each of the other funds in the Delaware Investments family. On May 1, 2003, Equity Funds IV's officers and trustees owned less than 1% of the outstanding shares of Delaware Diversified Growth Fund and Delaware Growth Opportunities Fund Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares.

    As of May 1, 2003, management believes the following accounts held 5% or more of the outstanding shares of a Class of the Fund. With the exception of DMC Profit Sharing Plans, the Fund has no knowledge of beneficial ownership.

Class                              Name and Address of Account                                        Share Amount       Percentage
Delaware Growth Opportunities      MLPF&S for the Sole Benefit of its Customers                      2,466,978.000             9.85%
Fund A Class                       Attention: Fund Administration Sec #974N2
                                   4800 Deer Lake Drive East - 2nd Floor
                                   Jacksonville, FL 32246-6484
------------------------------------------------------------------------------------------------------------------------------------
Delaware Growth Opportunities      MLPF&S for the Sole Benefit of its Customers                        144,859.270             7.33%
Fund B Class                       Attention: Fund Administration Sec #97E99
                                   4800 Deer Lake Drive East - 2nd Floor
                                   Jacksonville, FL 32246-6484
------------------------------------------------------------------------------------------------------------------------------------
Delaware Growth Opportunities      MLPF&S for the Sole Benefit of its Customers                         60,646.230            11.60%
Fund C Class                       Attention: Fund Administration Sec #97HY4
                                   4800 Deer Lake Drive East - 2nd Floor
                                   Jacksonville, FL 32246-6484
------------------------------------------------------------------------------------------------------------------------------------
Delaware Growth Opportunities      RS 401(k) Plan                                                      299,688.030            21.51%
Fund Institutional Class           Waterfield Group 401(k) Plan
                                   Attn: Retirement Plans
                                   1818 Market Street
                                   Philadelphia, PA 19103-7094-3638
------------------------------------------------------------------------------------------------------------------------------------
                                   Federated Life Insurance Company
                                   Separate Account A
                                   Attn: Debbie Miller
                                   P.O. Box 328
                                   Owatonna, MN 55060-0328                                             212,884.420            15.28%
------------------------------------------------------------------------------------------------------------------------------------
                                   RS DMTC 401(k) Plan
                                   Aloha Air IAMCLRK
                                   c/o DELPAC,16th Floor
                                   1818 Market Street
                                   Philadelphia, PA 19103-7094-3638                                    182,759.700            13.11%
------------------------------------------------------------------------------------------------------------------------------------
                                   RS DMC Employee Profit Sharing Plan
                                   Delaware Management Company
                                   Employee Profit Sharing Trust
                                   c/o Rick Seidel
                                   1818 Market Street
                                   Philadelphia, PA 19103-7094-3638                                    144,349.920            10.36%
------------------------------------------------------------------------------------------------------------------------------------
                                   RS DMTC 401(k) Plan
                                   Aloha Air IAM MEC
                                   c/o DELPAC, 16th Floor
                                   1818 Market Street
                                   Philadelphia, PA 19103-7094-3638                                    125,832.430             9.03%
------------------------------------------------------------------------------------------------------------------------------------
                                   RS DMTC 401(k) Plan
                                   Aloha Airlines Flight Attendants
                                   c/o DELPAC, 16th Floor
                                   1818 Market Street
                                   Philadelphia, PA 19103-7094-3638                                     99,682.230             7.15%
------------------------------------------------------------------------------------------------------------------------------------
                                   RS DMTC 401(k) Plan
                                   Aloha Airlines 401(k) Plan
                                   for Non-Represented Employees
                                   c/o DELPAC, 16th Floor
                                   1818 Market Street
                                   Philadelphia, PA 19103-7094-3638                                     94,443.570             6.85%
------------------------------------------------------------------------------------------------------------------------------------
Delaware Diversified Growth        Pershing LLC
Fund A Class                       P.O. Box 2052
                                   Jersey City, NJ 07303-2052                                            4,347.830            26.75%
------------------------------------------------------------------------------------------------------------------------------------
                                   First Clearing Corporation
                                   Account 6399-0930
                                   Joann M. Polke
                                   103 Georgian Pl.
                                   Johnstown, PA 15905-1738                                              2,125.510            13.07%
------------------------------------------------------------------------------------------------------------------------------------
                                   Robert E. Ginsberg and
                                   Laura B. Frank JT WROS
                                   900 Pine St., Apt. 1F
                                   Philadelphia, PA 19107-6160                                           2,101.680            12.93%
------------------------------------------------------------------------------------------------------------------------------------
                                   DMTC Custodian for the IRA of
                                   Aaron B. Perry
                                   657 Robinson Way
                                   Benicia, CA 94510-3944                                                1,974.790            12.15%

Class                              Name and Address of Account                                        Share Amount       Percentage
                                   J. Chris Meyer
                                   Cust. Elizabeth L. Meyer UTMA/MA
                                   1680 Governors Way
                                   Blue Bell, PA 19422-2553                                              1,505.970             9.26%
------------------------------------------------------------------------------------------------------------------------------------
                                   George A. Thompson
                                   and Roberta L. Thompson
                                   8428 Petaluma Dr.
                                   Sun Valley, CA 91352-3625                                               897.710             5.52%
------------------------------------------------------------------------------------------------------------------------------------
Delaware Diversified Growth        A.G. Edwards & Sons, Inc.
Fund B Class                       Custodian for the IRA of Joseph R.
                                   Burgoyne IRA
                                   5942 W. Fork Road
                                   Cincinnati, OH 45247-5762                                             1,871.000            57.99%
------------------------------------------------------------------------------------------------------------------------------------
                                   Peppy Jean Family Ltd. Partnership
                                   c/o R.E. Blount
                                   P.O. Box 1227
                                   Longview, TX 75606-1227                                                 653.310            20.25%
------------------------------------------------------------------------------------------------------------------------------------
                                   A.G. Edwards & Sons, Inc.
                                   Custodian for the IRA of Jane N.
                                   Burgoyne IRA
                                   5942 W. Fork Road
                                   Cincinnati, OH 45247-5762                                               375.000            11.62%
------------------------------------------------------------------------------------------------------------------------------------
                                   DMTC TTEE of Personal (K) PL
                                   Marilyn S. Nelson
                                   6685 Sunrise Ave.
                                   Nampa, ID 83686-9461                                                    304.880             9.45%
------------------------------------------------------------------------------------------------------------------------------------
Delaware Diversified Growth        Jared R.B. Hutton
Fund C Class                       1875 June Lake Drive
                                   Henderson, NV 89052-6961                                              9,268.220            74.42%
------------------------------------------------------------------------------------------------------------------------------------
                                   DMTC TTEE of Personal (K) PL
                                   Karen F. Bloodgood
                                   FBO Karen F. Bloodgood
                                   408 Deep Willow Dr.
                                   Exton, PA 19341-3035                                                  1,724.780            13.85%
------------------------------------------------------------------------------------------------------------------------------------
                                   Raymond James & Assoc. Inc.
                                   FBO Nielson IRA
                                   BIN # 87940118
                                   880 Carillon Pkwy.
                                   St. Petersburg, FL 33716-1100                                           757.580             6.08%
------------------------------------------------------------------------------------------------------------------------------------
Delaware Diversified Growth        Chase Manhattan Bank Custodian
Fund Institutional Class           For Delaware Group Foundation Funds -
                                   Balanced Portfolio
                                   Attn: Marisol Gordan - Global Inv. Ser.
                                   3 Metrotech Center, 8th Floor
                                   Brooklyn, NY 11201-3800                                           1,595,235.900            29.40%
------------------------------------------------------------------------------------------------------------------------------------
                                   Chase Manhattan Bank Custodian
                                   For Delaware Group Foundation Funds -
                                   Growth Portfolio
                                   Attn: Marisol Gordan - Global Inv. Ser.
                                   3 Metrotech Center, 8th Floor
                                   Brooklyn, NY 11201-3800                                           1,398,555.480            25.77%
------------------------------------------------------------------------------------------------------------------------------------
                                   Chase Manhattan Bank Custodian
                                   For Delaware Group Foundation Funds -
                                   Income Portfolio
                                   Attn: Marisol Gordan - Global Inv. Ser.
                                   3 Metrotech Center, 8th Floor
                                   Brooklyn, NY 11201-3800                                             824,506.890            15.19%
------------------------------------------------------------------------------------------------------------------------------------



    DMH Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc., Delaware Management Business Trust, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Lincoln Cash Management (a series of Delaware Management Business Trust), Delaware Lincoln Investment Advisers (a series of Delaware Management Business Trust), Vantage Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc., Delaware General Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). DMH, Delaware and Delaware International are indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National Corporation. Lincoln National Corporation, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

    Certain officers and trustees of Equity Funds IV hold identical positions in each of the other funds in the Delaware Investments family. Trustees and principal officers of the Equity Funds IV are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is 2005 Market Street, Philadelphia, PA 19103-7094.

    Trustees and principal officers of Equity Funds IV are noted below along with their ages and their business experience for the past five years.

-----------------------------------------------------------------------------------------------------------------------------------
                                                  Position(s) Held
                                                    with Equity               Length of            Principal Occupation(s) During
Name, Address and Birthdate                           Funds IV               Time Served                    Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
-----------------------------------------------------------------------------------------------------------------------------------
David K. Downes(2)                                President, Chief       10 Years - Executive    Mr. Downes has served in various
2005 Market Street                               Executive Officer,            Officer           executive capacities at different
Philadelphia, PA 19103-7094                       Chief Financial         4 Years - Trustee      times at Delaware Investments(1)
                                                Officer and Trustee
January 8, 1940
-----------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------------------------------------------------------------------
Walter P. Babich                                      Trustee                  15 Years          Board Chairman - Citadel
2005 Market Street                                                                               Construction Corporation
Philadelphia, PA 19103-7094                                                                      (1989 - Present)

October 1, 1927
-----------------------------------------------------------------------------------------------------------------------------------
John H. Durham                                        Trustee                 24 Years(3)        Private Investor
2005 Market Street
Philadelphia, PA 19103-7094

August 7, 1937
-----------------------------------------------------------------------------------------------------------------------------------
John A. Fry                                           Trustee                   2 Year           President - Franklin & Marshall
2005 Market Street                                                                               College
Philadelphia, PA 19103-7094                                                                      (June 2002 - Present)

May 28, 1960                                                                                     Executive Vice President -
                                                                                                 University of Pennsylvania
                                                                                                 (April 1995 - June 2002)
-----------------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr                                      Trustee                  10 Years          Founder/Managing Director -
2005 Market Street                                                                               Anthony Knerr & Associates
Philadelphia, PA 19103-7094                                                                      (Strategic Consulting)
                                                                                                 (1990 - Present)
December 7, 1938
-----------------------------------------------------------------------------------------------------------------------------------
Ann R. Leven                                          Trustee                  14 Years          Treasurer/Chief Fiscal Officer -
2005 Market Street                                                                               National Gallery of Art
Philadelphia, PA 19103-7094                                                                      (1994 - 1999)

November 1, 1940
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Number of Portfolios                    Other
                                                                       in Fund Complex                 Directorships Held
Name, Address and Birthdate                                          Overseen by Trustee                   by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
-----------------------------------------------------------------------------------------------------------------------------------
David K. Downes2                                                             107             Director/President - Lincoln National
2005 Market Street                                                                           Convertible Securities Fund, Inc.
Philadelphia, PA 19103-7094
                                                                                             Director/President - Lincoln National
January 8, 1940                                                                              Income Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------------------------------------------------------------------
Walter P. Babich                                                             107                              None
2005 Market Street
Philadelphia, PA 19103-7094

October 1, 1927
-----------------------------------------------------------------------------------------------------------------------------------
John H. Durham                                                               107             Trustee - Abington Memorial Hospital
2005 Market Street
Philadelphia, PA 19103-7094                                                                  President/Director - 22 WR Corporation

August 7, 1937
-----------------------------------------------------------------------------------------------------------------------------------
John A. Fry                                                                   89(4)                           None
2005 Market Street
Philadelphia, PA 19103-7094

May 28, 1960
-----------------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr                                                             107                              None
2005 Market Street
Philadelphia, PA 19103-7094

December 7, 1938
-----------------------------------------------------------------------------------------------------------------------------------
Ann R. Leven                                                                 107             Director - Recoton Corporation
2005 Market Street
Philadelphia, PA 19103-7094                                                                  Director - Systemax Inc.

November 1, 1940                                                                             Director - Andy Warhol Foundation
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                  Position(s) Held
                                                    with Equity               Length of            Principal Occupation(s) During
Name, Address and Birthdate                           Funds IV               Time Served                    Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (continued)
-----------------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison                                     Trustee                  9 Years           President/Chief Executive Officer
2005 Market Street                                                                               - MLM Partners, Inc. (Small
Philadelphia, PA 19103-7094                                                                      Business Investing and
                                                                                                 Consulting)
February 25, 1936                                                                                (January 1993 - Present)
-----------------------------------------------------------------------------------------------------------------------------------
Janet L. Yeomans                                      Trustee                  4 Years           Vice President/Mergers &
2005 Market Street                                                                               Acquisitions - 3M Corporation
Philadelphia, PA 19103-7094                                                                      (January 2003 - Present)

July 31, 1948                                                                                    Ms. Yeomans has held various
                                                                                                 management positions at 3M
                                                                                                 Corporation since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
Officers
-----------------------------------------------------------------------------------------------------------------------------------
Jude T. Driscoll                                   Executive Vice              2 Years           President and Chief Executive
2005 Market Street                             President and Head of                             Officer of Delaware Investments(1)
Philadelphia, PA 19103-7094                         Fixed-Income                                 (January 2003 - Present)

March 10, 1963                                                                                   Executive Vice President and Head
                                                                                                 of Fixed-Income - Delaware
                                                                                                 Investment Advisers, a series of
                                                                                                 Delaware Management Business
                                                                                                 Trust
                                                                                                 (August 2000 - January 2003)

                                                                                                 Senior Vice President and
                                                                                                 Director of Fixed-Income Process
                                                                                                 - Conseco Capital Management
                                                                                                 (June 1998 - August 2000)

                                                                                                 Managing Director - NationsBanc
                                                                                                 Capital Markets
                                                                                                 (February 1996 - June 1998)
-----------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro                                 Senior Vice                4 Years           Ms. Maestro has served in various
2005 Market Street                               President, General                              executive capacities at different
Philadelphia, PA 19103-7094                    Counsel and Secretary                             times at Delaware Investments

November 26, 1957
-----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof                              Senior Vice President           7 Years           Mr. Bishof has served in various
2005 Market Street                                 and Treasurer                                 executive capacities at different
Philadelphia, PA 19103-7094                                                                      times at Delaware Investments

August 18, 1962
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Number of Portfolios                    Other
                                                                       in Fund Complex                 Directorships Held
Name, Address and Birthdate                                          Overseen by Trustee                   by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (continued)
-----------------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison                                                            107             Director - Valmont Industries Inc.
2005 Market Street
Philadelphia, PA 19103-7094                                                                  Director - ACI Telecentrics Inc.

February 25, 1936                                                                            Director - Digital River Inc.

                                                                                             Director - Rimage Corporation
-----------------------------------------------------------------------------------------------------------------------------------
Janet L. Yeomans                                                             107                              None
2005 Market Street
Philadelphia, PA 19103-7094

July 31, 1948
-----------------------------------------------------------------------------------------------------------------------------------
Officers
-----------------------------------------------------------------------------------------------------------------------------------
Jude T. Driscoll                                                             107                              None
2005 Market Street
Philadelphia, PA 19103-7094

March 10, 1963
-----------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro                                                          107                              None
2005 Market Street
Philadelphia, PA 19103-7094

November 26, 1957
-----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof                                                            107                              None
2005 Market Street
Philadelphia, PA 19103-7094

August 18, 1962
-----------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including Equity Fund IVs manager, principal underwriter and its transfer agent.

(2) Mr. Downes is considered to be an "Interested Trustee" because he is an executive officer of Equity Fund IV's manager, distributor, accounting service provider and transfer agent.

(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.

(4) Mr. Fry is not a Trustee of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

(5) Effective January 1, 2003, Mr. Driscoll began serving as executive officer of Equity Funds IV's manager.

    Following is additional information regarding investment professionals affiliated with the Funds.



-----------------------------------------------------------------------------------------------------------------------------------
Name, Address and Birthdate         Position(s) Held with the Funds          Length of              Principal Occupation(s)
                                                                            Time Served               During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
Gerald S. Frey                    Managing Director/Chief Investment          6 Years        During the past five years, Mr. Frey
2005 Market Street                     Officer, Growth Investing                              has served in various capacities at
Philadelphia, PA 19103-7094                                                                       different times at Delaware
                                                                                                         Investments.
October 17, 1959
-----------------------------------------------------------------------------------------------------------------------------------
J. Paul Dokas                      Senior Vice President/Director of          6 Years        During the past five years, Mr. Dokas
2005 Market Street                      Research - Quantitative                               has served in various capacities at
Philadelphia, PA 19103-7094                                                                       different times at Delaware
                                                                                                         Investments.
October 17, 1959
-----------------------------------------------------------------------------------------------------------------------------------
Marshall T. Bassett             Senior Vice President/Portfolio Manager       6 Years       During the past five years, Mr. Bassett
2005 Market Street                                                                            has served in various capacities at
Philadelphia, PA 19103-7094                                                                       different times at Delaware
                                                                                                         Investments.
February 8, 1954
-----------------------------------------------------------------------------------------------------------------------------------
John A. Heffern                 Senior Vice President/Portfolio Manager       6 Years       During the past five years, Mr. Heffern
2005 Market Street                                                                            has served in various capacities at
Philadelphia, PA 19103-7094                                                                       different times at Delaware
                                                                                                         Investments.
October 20, 1961
-----------------------------------------------------------------------------------------------------------------------------------
Christopher S. Adams             Vice President/Senior Equity Analyst         8 Years        During the past five years, Mr. Adams
2005 Market Street                                                                            has served in various capacities at
Philadelphia, PA 19103-7094                                                                       different times at Delaware
                                                                                                         Investments.
April 24, 1962
-----------------------------------------------------------------------------------------------------------------------------------
Robert E. Ginsberg               Vice President/Senior Equity Analyst         6 Years           During the past five years, Mr.
2005 Market Street                                                                              Ginsberg has served in various
Philadelphia, PA 19103-7094                                                                    capacities at different times at
                                                                                                     Delaware Investments.
May 20, 1973
-----------------------------------------------------------------------------------------------------------------------------------
Jeffrey W. Hynoski                 Vice President/Portfolio Manager           5 Years       During the past five years, Mr. Hynoski
2005 Market Street                                                                            has served in various capacities at
Philadelphia, PA 19103-7094                                                                       different times at Delaware
                                                                                                         Investments.
September 19, 1962
-----------------------------------------------------------------------------------------------------------------------------------
Steven T. Lampe                    Vice President/Portfolio Manager           8 Years        During the past five years, Mr. Lampe
2005 Market Street                                                                            has served in various capacities at
Philadelphia, PA 19103-7094                                                                       different times at Delaware
                                                                                                         Investments.
September 13, 1968
-----------------------------------------------------------------------------------------------------------------------------------
Lori P. Wachs                      Vice President/Portfolio Manager          11 Years        During the past five years, Ms. Wachs
2005 Market Street                                                                            has served in various capacities at
Philadelphia, PA 19103-7094                                                                       different times at Delaware
                                                                                                         Investments.
November 11, 1968
-----------------------------------------------------------------------------------------------------------------------------------

    The following table shows each Trustee's ownership of shares of the Funds and of all Delaware Investments funds as of December 31, 2002.

----------------------------------------------------------------------------------------------------------------------------
                                                                             Aggregate Dollar Range of Equity Securities in
                                                                             All Registered Investment Companies Overseen by
Name                     Dollar Range of Equity Securities in the Funds         Trustee in Family of Investment Companies
----------------------------------------------------------------------------------------------------------------------------
                             Delaware National High-Yield Municipal
David K. Downes                  Bond Fund - $50,000 - $100,000                               Over $100,000
Walter A. Babich                              None                                            Over $100,000
John H. Durham                                None                                            Over $100,000
John A. Fry                                   None                                            Over $100,000
Anthony D. Knerr                              None                                          $10,001 - $50,000
Ann R. Leven                                  None                                            Over $100,000
Thomas F. Madison                             None                                          $10,001 - $50,000
Janet L. Yeomans                              None                                                None
----------------------------------------------------------------------------------------------------------------------------



    The following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from Equity Funds IV and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a trustee or director for the fiscal year ended September 30, 2002 and an estimate of annual benefits to be received upon retirement under the Delaware Investments Retirement Plan for Trustees/Directors as of September 30, 2002. Only the independent trustees of Equity Funds IV receive compensation from the Fund.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Total
                                                                          Pension                                 Compensation from
                                                                         Retirement                                    Delaware
                                              Aggregate               Benefits Accrued        Estimated Annual       Investments
                                          Compensation from     as Part of Equity Funds IV     Benefits Upon          Investment
Name                                       Equity Funds IV                Expenses              Retirement(1)         Companies(2)
-----------------------------------------------------------------------------------------------------------------------------------
Walter B. Babich                                $3,190                      None                  $55,000              $84,454
John H. Durham                                  $2,784                      None                  $55,000              $74,287
Anthony D. Knerr                                $2,804                      None                  $55,000              $74,787
Ann R. Leven                                    $3,101                      None                  $55,000              $82,287
Thomas F. Madison                               $2,982                      None                  $55,000              $79,287
John A. Fry                                     $2,784                      None                  $44,362              $60,017
Janet L. Yeomans                                $2,982                      None                  $55,000              $79,287
-----------------------------------------------------------------------------------------------------------------------------------


(1) Under the terms of the Delaware Investments Retirement Plan for Directors/ Trustees, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a Trustee/Director for a period equal to the lesser of the number of years that such person served as a trustee/ director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to Trustees/Directors of each investment company at the time of such person's retirement. If an eligible trustee/director retired as of September 30, 2002, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as trustee or director based on the number of investment companies in the Delaware Investments family as of that date.

(2) Each independent Trustee/Director (other than John A. Fry) currently receives a total annual retainer fee of $55,000 for serving as a Trustee/ Director for all 33 investment companies in Delaware Investments, plus $3,145 per day for each Board Meeting attended. John A. Fry receives a total annual retainer fee of $44,362 for serving as Trustee/Director for 24 investment companies in Delaware Investments, plus $2,383 per day for each Board Meeting attended. Members of the audit committee receive additional compensation of $5,000 plus $1,000 for each meeting in excess of five in any calendar year from all investment companies, in the aggregate, with the exception of the chairperson who receives $8,000 plus $1,000 for each meeting in excess of five in any calendar year. Members of the nominating committee will receive additional compensation of $1,000 from all investment companies, in the aggregate, for each committee meeting. In addition, the chairperson of the nominating committee receives an annual retainer of $500. The Coordinating Trustee/Director of the Delaware Investments funds receives an additional retainer of $8,000 from all investment companies in the aggregate.

    The Board of Trustees has the following committees:

    Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Delaware Investments funds. It also oversees the quality and objectivity of the Delaware Investments funds' financial statements and the independent audit thereof, and acts as a liaison between the Delaware Investments funds' independent auditors and the full Board of Trustees. The Audit Committee of each Fund consists of the following three independent trustees appointed by the Board: Ann R. Leven, Chairperson; Thomas F. Madison; and Jan L. Yeomans. The Audit Committee held six meetings during the Trust's last fiscal year.

    Nominating Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for independent trustees. The Nominating Committee will consider selections for Board of Directors nominations from shareholders. Shareholders who wish to suggest candidates for nomination to the Board of Directors at any future annual meeting should identify the candidate and furnish a written statement of the personis qualifications to the Nominating Committee at the principal executive offices of the Funds. The Nominating Committee of each Fund currently consists of the following four trustees/directors appointed by the Board: Anthony D. Knerr, Chairperson; John H. Durham; and John A. Fry, all of whom are independent; and David K. Downes. The Nominating Committee held one meeting during the Trust's last fiscal year.

GENERAL INFORMATION

    Equity Funds IV, which was organized as a Maryland corporation in 1985 and subsequently as a Delaware business trust on December 17, 1999, is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the 1940 Act.

    The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds available from the Delaware Investments family. The Manager, through a separate division, also manages private investment accounts. While investment decisions of the Fund are made independently from those of the other funds from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions of the Fund.

    The Fund's Board of Trustees is responsible for overseeing the performance of the Funds' investment advisor and determining whether to approve and/or renew the Funds' investment management agreements. When the Board considers whether to renew an investment management agreement, it considers various factors that include:

The nature, extent and quality of the services provided by the investment advisor.

    The investment performance of the Fund's assets managed by the investment advisor.

    The fair market value of the services provided by the investment advisor.

    Comparative analysis of expense ratios of, and advisory fees paid by, similar Funds.

    The extent to which the investment advisor has realized or will realize economies of scale as the Fund grows.

    Other benefits accruing to the investment advisor or its affiliates from its relationship with the Fund.

    The investment advisor's management of the operating expenses of the Funds, such as transaction costs, including how portfolio transactions for the Funds are conducted and brokers are chosen.

    In reviewing the investment management agreements for each Fund, the Board of Trustees considered the Fund's performance relative to its peers and benchmark, the investment process and controls used in managing the Fund, the Fund's fees and expenses relative to its peers, the experience and qualifications of personnel responsible for managing the Fund and quality of other services provided to the Fund in addition to investment advice.

    The Board met in executive session to approve the investment management agreements for each Fund, and was advised by outside counsel as to the adequacy of the materials provided. The Board believed that management had effectively communicated with the Board and had been very responsive to the issues raised by the Board during the previous year. The Board was pleased with staffing upgrades and additions that had occurred within the Fund's investment advisor during previous years, the continuity of the investment advisory personnel, the emphasis on research, and the compensation system that had been implemented for investment advisory personnel. In particular, the Board noted that management had maintained and, in some instances, increased financial and personnel resources committed to the Funds at a time when many Fund complexes were cutting back on such commitments. The Board also considered that the manager now includes as part of its investment decision-making process information about the composition of a competitive peer group's portfolios and that this additional information is designed to minimize excessive volatility within a Fund and wide divergence in performance versus the market in a given investment style or mandate.

    The Board found the Funds' fees to be appropriate after considering all of these factors and in line with fees charged to comparable funds in the industry.

    The Board also reviewed the quality of services performed by the investment advisor's affiliates on behalf of each Fund, including fund accounting, transfer agent, administrative, and shareholder services. The Board also considered the prestigious DALBAR service awards received by the investment advisor's affiliate for the quality of service it provided to Fund investors.

    The Manager and its affiliate Delaware International Advisers Ltd., manage several of the investment options for Delaware-Lincoln ChoicePlus and Delaware Medallion(SM) III Variable Annuities. ChoicePlus is issued and distributed by Lincoln National Life Insurance Company. ChoicePlus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through ChoicePlus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity, although actual performance will differ due to such factors as different expense levels, asset size and its timing of purchases and redemptions. See Delaware VIP Trust in Appendix A.

    The Delaware Investments Family of Funds, the Manager and the Distributor and Sub-Distributor, in compliance with SEC Rule 17j-1 under the 1940 Act, have adopted Codes of Ethics which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Portfolios, subject to the requirements set forth in Rule 17j-1 and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics for the Delaware Investments Family of Funds, the Manager, the Distributor and the Sub-Distributor are on public file with, and are available from, the SEC.

    The Distributor acts as national distributor for the Fund and for the other mutual funds in the Delaware Investments family. The Distributor ("DDLP") received net commissions from the Fund on behalf of the Class A Shares, after reallowances to dealers, as follows:

                       Delaware Growth Opportunities Fund

                                                                                                    Total
                                                                               Amounts            Amount of              Net
                                                                              Reallowed          Underwriting         Commission
Fiscal Year Ended                                                             to Dealers          Commission        to Distributor
-----------------------------------------------------------------------------------------------------------------------------------
September 30, 2002                                                             $333,048            $293,570             $39,478
September 30, 2001                                                              572,829             501,983              70,846
September 30, 2000                                                              832,640             730,374             102,266
-----------------------------------------------------------------------------------------------------------------------------------


                       Delaware Diversified Growth Fund*

                                                                                                    Total
                                                                               Amounts            Amount of              Net
                                                                              Reallowed          Underwriting         Commission
Fiscal Year Ended                                                             to Dealers          Commission        to Distributor
-----------------------------------------------------------------------------------------------------------------------------------
September 30, 2002                                                                 $-                  $-                  $-
September 30, 2001                                                                N/A                 N/A                 N/A
September 30, 2000                                                                N/A                 N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------------------


* Commenced operations on September 15, 1998 and date of initial public offering was May 1, 2002.

    The Distributor received contingent deferred sales charge payments with respect to Delaware Growth Opportunities Fund and Delaware Diversified Growth Fund as follows:

                   Contingent Deferred Sales Charge Payments

                                                                           Delaware Growth     Delaware Growth     Delaware Growth
                                                                            Opportunities       Opportunities       Opportunities
Fiscal Year Ended                                                            Fund A Class        Fund B Class        Fund C Class
-----------------------------------------------------------------------------------------------------------------------------------
September 30, 2002                                                                  $-            $112,329              $1,940
September 30, 2001                                                                   -              29,358               3,561
September 30, 2000                                                                 635              88,409               3,140
-----------------------------------------------------------------------------------------------------------------------------------


*   Commenced operations on December 2, 1997.

                   Contingent Deferred Sales Charge Payments

                                                                               Delaware            Delaware            Delaware
                                                                             Diversified         Diversified         Diversified
                                                                             Growth Fund         Growth Fund         Growth Fund
Fiscal Year Ended                                                              A Class*           B Class**           C Class**
-----------------------------------------------------------------------------------------------------------------------------------
September 30, 2002                                                                 $-                  $-                  $-
September 30, 2001                                                                N/A                 N/A                 N/A
September 30, 2000                                                                N/A                 N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------------------


* Commenced operations on September 15, 1998 and date of initial public offering was May 1, 2002.

**  Commenced operations and date of initial public offering was May 1, 2002.

    The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $5.50 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees. The Transfer Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.025% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.020% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to the Fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

    The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Equity Funds IV's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Equity Funds IV to delete the words "Delaware Group" from Equity Funds IV's name.

    JPMorgan Chase Bank ("JPMorgan"), 4 Chase Metrotech Center, Brooklyn, NY 11245, is custodian of the Fund's securities and cash. As custodian for the Fund, JPMorgan maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

Capitalization


    Equity Funds IV has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. Each Class represents a proportionate interest in the assets of the Fund, and each has the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Institutional Class may not vote on any matter that affects the Fund Classes' Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares, Class C Shares and Class R Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to Class A Shares. General expenses of the Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Plans of Class A Shares, Class B Shares, Class C Shares and Class R Shares will be allocated solely to those classes.


    All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable and, except as described above, have equal voting rights.

    Beginning November 9, 1992, Delaware Growth Opportunities Fund began offering Institutional Class shares; beginning September 6, 1994, the Fund began offering the Class B Shares; and beginning November 29, 1995, the Fund began offering Class C Shares.

    Prior to September 6, 1994, the DelCap Fund A Class was known as the DelCap Fund class and the DelCap Fund Institutional Class was known as the DelCap Fund (Institutional) class. Prior to November 29, 1996, Delaware Group Equity Funds IV, Inc. was known as Delaware Group DelCap Fund, Inc. and DelCap Fund series was known as Concept I Series.

    Effective May 11, 1999, the name of Capital Appreciation Fund changed to Delaware Diversified Growth Fund and effective August 16, 1999, the name of DelCap Fund changed to Delaware DelCap Fund. Effective February 17, 2000, the name of Delaware DelCap Fund changed to Delaware Growth Opportunities Fund. Corresponding changes were also made to the class names.

    Effective December 17, 1999, Delaware Group Equity Funds IV, Inc. changed its name to Delaware Group Equity Funds IV.


    Class R Shares of the Fund were offered on June 1, 2003.


Noncumulative Voting

    Equity Funds IV shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Equity Funds IV voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

    This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

FINANCIAL STATEMENTS

    Ernst & Young LLP serves as the independent auditors for Delaware Group Equity Funds IV and, in its capacity as such, audits the annual financial statements contained in the Funds' Annual Reports. Each Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended September 30, 2002 are included in its Annual Report to shareholders. The financial statements, the notes relating thereto, the financial highlights and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

APPENDIX A - INVESTMENT OBJECTIVES OF THE FUNDS IN THE DELAWARE INVESTMENTS
FAMILY

    Following is a summary of the investment objectives of the funds in the Delaware Investments family:

    Delaware Balanced Fund seeks longterm growth by a balance of capital appreciation, income and preservation of capital. As a balanced fund, the fund invests at least 25% of its assets in fixed-income securities and the remaining in equity securities. Delaware Devon Fund seeks total return. It will invest primarily in common stocks. It will focus on common stocks that the manager believes to have potential for above-average earnings per share growth over time.

    Delaware Trend Fund seeks capital appreciation by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential. Delaware Technology and Innovation Fund seeks to provide long-term capital growth by investing primarily in stocks the investment adviser believes will benefit from technological advances and improvements. Delaware American Services Fund seeks to provide long-term capital growth. It invests primarily in stocks of U.S. companies in the financial services, business services and consumer services sectors. Delaware Small Cap Growth Fund seeks to provide long-term capital growth by investing in common stocks of small growth-oriented or emerging growth companies that we believe offer above average opportunities for long-term price appreciation.

    Delaware Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

    Delaware Growth Opportunities Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth. Delaware Diversified Growth Fund seeks capital appreciation by investing in stocks of companies that have growth potential that exceeds the average anticipated growth rate.

    Delaware Decatur Equity Income Fund seeks high current income and capital appreciation. It invests primarily in dividend-paying stocks of large, well-established companies. Delaware Growth and Income Fund seeks capital appreciation with current income as a secondary objective. It invests primarily in common stocks of large, well-established companies. Delaware Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy. Delaware Diversified Value Fund seeks capital appreciation with current income as a secondary objective by investing in dividend-paying stocks and income producing securities that are convertible into common stocks.

    Delaware Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Delaware Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Delaware Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Delaware Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds

    Delaware American Government Bond Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

    Delaware Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

    Delaware Cash Reserve Fund seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

    Delaware REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

    Delaware Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

    Delaware Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Delaware Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Delaware Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

    Delaware Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.

    Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Delaware Income Allocation Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Delaware Balanced Allocation Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Delaware Growth Allocation Portfolio seeks long-term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds. Delaware S&P 500 Index Fund seeks to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index, which emphasizes large U.S. companies.

    Delaware International Value Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Delaware Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Delaware International Small Cap Value Fund seeks to achieve long-term capital appreciation by investing primarily in smaller non-U.S. companies, which may include companies located or operating in established or emerging countries.


    Delaware U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Delaware Diversified Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high-yield, higher risk securities, investment-grade fixed-income securities and foreign government and other foreign fixed-income securities.

    Delaware VIP Trust offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. Delaware VIP Balanced Series seeks a balance of capital appreciation, income and preservation of capital. As a "balanced" fund, the Series invests at least 25% of its assets in fixed-income securities and the remainder primarily in equity securities. Delaware VIP Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Delaware VIP Cash Reserve Series is a money market fund which seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. Delaware VIP Emerging Markets Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. Delaware VIP Global Bond Series seeks current income consistent with preservation of principal by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Series will invest in fixed-income securities of issuers from at least three different countries, one of which may be the United States. Delaware VIP Large Cap Value Series seeks capital appreciation with current income as a secondary objective. It seeks to achieve its objective by investing primarily in common stocks of large, well-established companies. Delaware VIP Growth Opportunities Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware VIP High Yield Series seeks total return and, as a secondary objective, high current income. It seeks to achieve its objective by investing primarily in high-yield corporate bonds. Delaware VIP International Value Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income. Delaware VIP REIT Series seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry. Delaware VIP Select Growth Series seeks longterm capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies of all sizes which the manager believes have the potential for high earnings growth. Delaware VIP Small Cap Value Series seeks capital appreciation by investing primarily in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Delaware VIP Social Awareness Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. Delaware VIP Trend Series seeks long-term capital appreciation by investing primarily in small cap common stocks and convertible securities of emerging and other growth-oriented companies. Delaware VIP U.S. Growth Series seeks to maximize capital appreciation. The Series seeks to achieve its objective by investing primarily in stocks of companies of all sizes. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry.


    Delaware Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

    Delaware Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining a dollar-weighted average effective maturity from five to ten years.

    Delaware Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital.

    Delaware Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware Minnesota High-Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. Delaware National High-Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital.

    Delaware Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

    Delaware Select Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Delaware Core Equity Fund seeks long-term capital appreciation. The Fund typically invests in large capitalization companies with relatively consistent earnings growth records.

      Delaware Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

      For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

      Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus.

                                     PART C

                               Other Information

Item 23.  Exhibits

          (a)     Agreement and Declaration of Trust.

                  (1)     Agreement and Declaration of Trust (December 17,
                          1998) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed October 18, 1999.

                  (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed October 18, 1999.

          (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed October 18, 1999.

          (c)     Copies of All Instruments Defining the Rights of Holders.

                  (1) Agreement and Declaration of Trust. Articles III, IV, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 25 filed October 18, 1999.

                  (2) By-Laws. Article II of By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 25 filed October 18, 1999.

          (d)     Investment Management Agreement.

                  (1) Executed Investment Management Agreement (December 17, 1999) between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No.27 filed on November 27, 2000.

          (e)     (1)     Distribution Agreements.

                          (i)    Executed Distribution Agreement (April 19,
                                 2001) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 29 filed November 29, 2001.

                          (ii) Form of Distribution Agreement between Delaware Distributors, L.P. and the Registrant attached as Exhibit.

                          (iii) Executed Financial Intermediary Distribution Agreement (January 1, 2001) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 28 filed January 26, 2001.

                          (iv) Executed Appendix A (December 20, 2001) to Financial Intermediary Distribution Agreement incorporated into this filing by reference to Post Effective Amendment No. 30 filed November 29, 2002.

                  (2) Dealer's Agreement. Dealer's Agreement (January 2001) incorporated into this filing by reference to Post Effective Amendment No. 30 filed November 29, 2002.

                  (3) Vision Mutual Fund Gateway[R] Agreement. Vision Mutual Fund Gateway[R] Agreement (November 2000) incorporated into this filing by reference to Post Effective Amendment No. 30 filed November 29, 2002.

                  (4) Registered Investment Advisers Agreement. Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post Effective Amendment No. 30 filed November 29, 2002.

                  (5)     Bank/Trust Agreement. Bank/Trust Agreement (January
                          2001) incorporated into this filing by reference to Post Effective Amendment No. 30 filed November 29, 2002.

          (f)     Inapplicable.

          (g)     Custodian Agreement.

                  (1) Executed Custodian Agreement (May 1, 1996) (Module) between The Chase Manhattan Bank and the Registrant is incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 27, 1996.

                          (i) Executed Letter to add Delaware Diversified Growth Fund (formerly Capital Appreciation
                                 Fund) to Custodian Agreement (November 29,
                                 1996) between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 22 filed April 30, 1997.

                          (ii) Executed Amendment to Custodian Agreement (November 20, 1997) between the Chase Manhattan Bank and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 30, 1998.

                  (2)     Executed Securities Lending Agreement (December 22,
                          1998) with The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No.27 filed on November 27, 2000.

          (h)     Other Material Contracts.

                  (1)     Executed Shareholders Services Agreement (April 19,
                          2001) between Delaware Service Company, Inc. and the Registrant is incorporated into this filing by reference to Post-Effective Amendment No. 29 filed November 29, 2001.

                  (2) Executed Delaware Group of Funds Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant attached as Exhibit.

                          (i) Executed Amendment No. 26 (May 1, 2003) to Schedule A of Delaware Investments Family of Funds Fund Accounting Agreement attached as Exhibit.

                          (ii)   Executed Schedule B (May 16, 2002) to
                                 Delaware Group of Funds Fund Accounting
                                 Agreement attached as Exhibit.

          (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 25 filed October 18, 1999.

          (j)     Consent and Reports of Auditors. Not applicable.

          (k)     Inapplicable.

          (l) Investment Letter of Initial Shareholder. Incorporated into this filing by reference to Pre-Effective Amendment No. 2 filed March 26, 1986.

          (m)     Plans under Rule 12b-1.

                  (1) Plan under Rule 12b-1 for Class A (April 19, 2001) incororated into this filing by reference to Post-Effective Amendment No. 29 filed November 29, 2001.

                  (2) Plan under Rule 12b-1 for Class B (April 19, 2001) incororated into this filing by reference to Post-Effective Amendment No. 29 filed November 29, 2001.

                  (3) Plan under Rule 12b-1 for Class C (April 19, 2001) incororated into this filing by reference to Post-Effective Amendment No. 29 filed November 29, 2001.

                  (4) Plan under Rule 12b-1 for Class R (May 1, 2003) attached as Exhibit.

          (n) Plan under Rule 18f-3. Plan under Rule 18f-3 (May 1, 2003) attached as Exhibit.

          (o)     Inapplicable.

          (p)     Codes of Ethics.

                  (1) Code of Ethics for the Delaware Investments' Family of Funds incorporated into this filing by reference to Post-Effective Amendment No. 30 filed January 30, 2003.

                  (2) Code of Ethics for Delaware Investments incorporated into this filing by reference to Post-Effective Amendment No. 30 filed January 30, 2003.

                  (3) Code of Ethics for Lincoln Financial Distributors, Inc. (April 2003) attached as Exhibit.

          (q) Powers of Attorney. Incorporated into this filing by reference to Post-Effective Amendment Nov. 29, 2001.

Item 24.  Persons Controlled by or under Common Control with Registrant. None.

Item 25. Indemnification. Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 58 filed June 25, 1999.

Item 26.  Business and Other Connections of Investment Adviser.

          Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Adviser Funds, Delaware Group Cash Reserve, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Pooled Trust, Delaware VIP Trust, Voyageur Funds, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Investments Minnesota Municipal Income Fund III, Inc.) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

    The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal           Positions and Offices with Delaware Management Company and its affiliates and other
Business Address*            Positions and Offices Held
---------------------------------------------------------------------------------------------------------------------
Jude T. Driscoll             Chief Executive Officer and Trustee of Delaware Management Company (a series of Delaware
                             Management Business Trust), DIAL Holding Company, Inc., Delaware General Management,
                             Inc. and Delaware Management Company, Inc.

                             President/Chief Executive Officer and Director/Trustee of Delaware Management Holdings,
                             Inc., DMH Corp, Delaware Investments U.S., Inc., Delaware Distributors, Inc., Delaware
                             Management Business Trust and Lincoln National Investment Companies, Inc.

                             President/Chief Executive Officer of Delaware Investment Advisers, Delaware Capital
                             Management (each a series of Delaware Management Business Trust) and Delaware
                             Distributors, L.P.

                             President of Delaware Lincoln Cash Management (a series of Delaware Management Business
                             Trust)

                             Director of Delaware Service Company, Inc., Retirement Financial Services, Inc., LNC
                             Administrative Services Corporation and HYPPCO Finance Company Ltd.

                             Executive Vice President/Head of Fixed Income of each fund in the Delaware Investments
                             Family of Funds
---------------------------------------------------------------------------------------------------------------------
David K. Downes              President of Delaware Management Company (a series of Delaware Management Business
                             Trust)

                             Chairman/President/Chief Executive Officer and Director/Trustee of Delaware Services
                             Company, Inc., Retirement Financial Services, Inc. and LNC Administrative Services
                             Corporation

                             Chairman/Chief Executive Officer and Director/Trustee of Delaware Management Trust
                             Company

                             President/Chief Executive Officer/Chief Financial Officer of each fund in the Delaware
                             Investments Family of Funds

                             President/Chief Operating Officer/Chief Financial Officer and Director/Trustee of
                             Delaware International Holdings Ltd.

                             President/Chief Operating Officer and Director/Trustee of Delaware General Management,
                             Inc.

                             President and Director of Delaware Management Company, Inc.

                             Executive Vice President/Chief Operating Officer/Chief Financial Officer and Director/
                             Trustee of Delaware Management Holdings, Inc., DMH Corp., Delaware Distributors, Inc.,
                             Delaware Management Business Trust, DIAL Holding Company, Inc., Delaware Investments
                             U.S., Inc. and Lincoln National Investment Companies, Inc.

                             Executive Vice President/Chief Operating Officer/Chief Financial Officer of Delaware
                             Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of Delaware Management Business Trust) and Delaware Distributors, L.P.

                             Director of Delaware International Advisers Ltd.

                             President and Director of Lincoln National Income Fund, Inc. and Lincoln National
                             Convertible Securities Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
John C. E. Campbell          Executive Vice President/Global Marketing & Client Services of Delaware Management
                             Company and Delaware Investment Advisers (each a series of Delaware Management Business
                             Trust)

                             Director of Delaware International Advisers Ltd.
---------------------------------------------------------------------------------------------------------------------

Name and Principal           Positions and Offices with Delaware Management Company and its affiliates and other
Business Address*            Positions and Offices Held
---------------------------------------------------------------------------------------------------------------------
Patrick P. Coyne             Managing Director/Chief Investment Officer - Fixed Income of Delaware Management Company
                             (a series of Delaware Management Business Trust) and each fund in the Delaware
                             Investments Family of Funds

                             Managing Director/Deputy Chief Investment Officer - Fixed Income of Delaware Investment
                             Advisers and Delaware Capital Management (each a series of Delaware Management Business
                             Trust)

                             Managing Director - Fixed Income of Delaware Management Holdings, Inc., Delaware
                             Management Business Trust and Lincoln National Investment Companies, Inc.
---------------------------------------------------------------------------------------------------------------------
Gerald S. Frey               Managing Director/Chief Investment Officer - Growth Investing of Delaware Management
                             Company, Delaware Investment Advisers, Delaware Capital Management (each a series of
                             Delaware Management Business Trust), Delaware Management Holdings, Inc., Delaware
                             Management Business Trust, Lincoln National Investments Companies, Inc. and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Douglas L. Anderson          Senior Vice President/Operations of Delaware Management Company (a series of Delaware
                             Management Business Trust), Delaware Service Company, Inc., Delaware Distributors, L.P.,
                             Delaware Distributors, Inc. and Retirement Financial Services, Inc.

                             Senior Vice President/Operations and Director of Delaware Management Trust Company
---------------------------------------------------------------------------------------------------------------------
Robert L. Arnold             Senior Vice President/Senior Portfolio Manager of Delaware Management Company and
                             Delaware Investment Advisers (each a series of Delaware Management Business Trust)

                             Vice President/Senior Portfolio Manager of Delaware Capital Management (a series of
                             Delaware Management Business Trust) and each fund in the Delaware Investments Family of
                             Funds
---------------------------------------------------------------------------------------------------------------------
Marshall T. Bassett          Senior Vice President/Portfolio Manager of Delaware Management Company, Delaware
                             Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Christopher S. Beck          Senior Vice President/Senior Portfolio Manager of Delaware Management Company and
                             Delaware Investment Advisers (each a series of Delaware Management Business Trust)

                             Vice President/Senior Portfolio Manager of Delaware Capital Management (a series of
                             Delaware Management Business Trust) and each fund in the Delaware Investments Family of
                             Funds
---------------------------------------------------------------------------------------------------------------------
Michael P. Bishof            Senior Vice President/Investment Accounting of Delaware Management Company, Delaware
                             Capital Management (each a series of Delaware Management Business Trust), Delaware
                             Service Company, Inc. and Delaware Distributors, L.P.

                             Senior Vice President/Treasurer/Investment Accounting of Delaware Investment Advisers (a
                             series of Delaware Management Business Trust)

                             Senior Vice President/Manager of Investment Accounting of Delaware International
                             Holdings Ltd.

                             Senior Vice President/Treasurer of each fund in the Delaware Investments Family of Funds

                             Treasurer of Lincoln National Income Fund, Inc. and Lincoln National Convertible
                             Securities Fund, Inc.
---------------------------------------------------------------------------------------------------------------------

Name and Principal           Positions and Offices with Delaware Management Company and its affiliates and other
Business Address*            Positions and Offices Held
 --------------------------------------------------------------------------------------------------------------------
Lisa O. Brinkley             Senior Vice President/Compliance Director of Delaware Management Company, Delaware
                             Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH
                             Corp., Delaware Management Company, Inc., Delaware Service Company, Inc., Retirement
                             Financial Services, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc.,
                             Delaware General Management, Inc., Delaware Management Business Trust, Delaware
                             Investments U.S., Inc., DIAL Holding Company, Inc., Lincoln National Investment
                             Companies, Inc., LNC Administrative Services Corporation and each fund in the Delaware
                             Investments Family of Funds

                             Senior Vice President/Compliance Director/Assistant Secretary of Delaware Management
                             Trust Company
---------------------------------------------------------------------------------------------------------------------
Ryan K. Brist                Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                             Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                             Vice President of Lincoln National Income Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
Timothy G. Connors           Senior Vice President/Chief Investment Officer - Value Investing of Delaware Management
                             Company, Delaware Investment Advisers, Vantage Investment Advisers (each a series of
                             Delaware Management Business Trust), Delaware Capital Management, Inc. and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Nancy M. Crouse              Senior Vice President/Senior Portfolio Manager of Delaware Management Company and
                             Delaware Investment Advisers (each a series of Delaware Management Business Trust)

                             Vice President/Senior Portfolio Manager of each fund in the Delaware Investment Family of Funds
---------------------------------------------------------------------------------------------------------------------
George E. Deming             Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                             Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                             Director of Delaware International Advisers Ltd.
---------------------------------------------------------------------------------------------------------------------
Robert J. DiBraccio          Senior Vice President/Head of Equity Trading of Delaware Management Company, Delaware
                             Investment Advisers, Delaware Lincoln Investment Advisers and Delaware Capital
                             Management (each a series of Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------
J. Paul Dokas                Senior Vice President/Director of Research - Quantitative of Delaware Management
                             Company, Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments
                             Family of Funds
---------------------------------------------------------------------------------------------------------------------
John B. Fields               Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                             Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                             Trustee of Delaware Management Business Trust
---------------------------------------------------------------------------------------------------------------------

Name and Principal           Positions and Offices with Delaware Management Company and its affiliates and other
Business Address*            Positions and Offices Held
 --------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings           Senior Vice President/Treasurer/Controller of Delaware Management Company, Delaware
                             Lincoln Cash Management, Delaware Capital Management (each a series of Delaware
                             Management Business Trust), Delaware Management Holdings, Inc., DMH Corp., Delaware
                             Management Company, Inc., Delaware Service Company, Inc., Delaware Distributors, L.P.,
                             Delaware Distributors, Inc., Delaware General Management, Inc., Delaware Management
                             Business Trust, Delaware Investments U.S., Inc., DIAL Holding Company, Inc., Lincoln
                             National Investment Companies, Inc. and LNC Administrative Services Corporation

                             Executive Vice President/Chief Financial Officer/Treasurer and Director of Delaware
                             Management Trust Company

                             Executive Vice President/Chief Financial Officer of Retirement Financial Services, Inc.

                             Senior Vice President/Treasurer/Corporate Controller of Delaware International Holdings
                             Ltd.

                             Senior Vice President/Controller of Delaware Investment Advisers (a series of Delaware
                             Management Business Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
John A. Heffern              Senior Vice President/Portfolio Manager of Delaware Management Company, Delaware
                             Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Joanne O. Hutcheson          Senior Vice President/Human Resources of Delaware Management Company, Delaware
                             Investment Advisers, , Delaware Capital Management, Delaware Lincoln Cash Management
                             (each a series of Delaware Management Business Trust), Delaware Management Holdings,
                             Inc., DMH Corp., Delaware Management Company, Inc., Delaware Service Company, Inc.,
                             Retirement Financial Services, Inc., Delaware Management Trust Company, Delaware
                             Distributors, L.P., Delaware Distributors, Inc., Delaware General Management, Inc.,
                             Delaware Management Business Trust, Delaware Investments U.S., Inc., DIAL Holding
                             Company, Inc., Lincoln National Investment Companies, Inc., LNC Administrative Services
                             Corporation and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Karina J. Istvan             Senior Vice President/Retail Investor Services of Delaware Management Company, Delaware
                             Investment Advisers, Delaware Capital Management (each a series of Delaware Management
                             Business Trust), Delaware Distributors, Inc., Retirement Financial Services, Inc.,
                             Delaware Distributors, L.P. and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------

Name and Principal           Positions and Offices with Delaware Management Company and its affiliates and other
Business Address*            Positions and Offices Held
 --------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro          Senior Vice President/General Counsel/Secretary of Delaware Management Company, Delaware
                             Investment Advisers, Delaware Lincoln Cash Management (each a series of Delaware
                             Management Business Trust), Delaware Management Holdings, Inc., DMH Corp., Inc.,
                             Delaware Management Trust Company, Delaware Management Business Trust and Lincoln
                             National Investment Companies, Inc.

                             Senior Vice President/General Counsel/Secretary of DIAL Holding Company, Delaware
                             Investments U.S., Inc., Delaware General Management, Inc., Delaware Management Company,
                             Inc., Delaware Service Company, Inc., Retirement Financial Services, Inc., LNC
                             Administrative Services Corporation and each fund in the Delaware Investments Family of
                             Funds

                             Senior Vice President/General Counsel/Assistant Secretary of Delaware International
                             Holdings Ltd.

                             Senior Vice President/General Counsel/Secretary and Director of Delaware Distributors,
                             Inc. and Delaware Capital Management (a series of Delaware Management Business Trust)

                             Senior Vice President/General Counsel/Secretary of Delaware Distributors, L.P.

                             General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA.
---------------------------------------------------------------------------------------------------------------------
Susan L. Natalini            Senior Vice President/Global Marketing & Client Services of Delaware Management Company
                             and Delaware Investment Advisers (each a series of Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------
Michael S. Morris            Senior Vice President/Portfolio Manager of Delaware Management Company and Delaware
                             Investment Advisers (each a series of Delaware Management Business Trust)

                             Vice President/Senior Equity Analyst of each fund in the Delaware Investments Family of
                             Funds
---------------------------------------------------------------------------------------------------------------------
John J. O'Connor             Senior Vice President/Investment Accounting of Delaware Management Company (each a series of Delaware Management Business Trust) and Delaware Service Company, Inc.

                             Senior Vice President/Investment Accounting/Assistant Treasurer of Delaware Investment
                             Advisers (a series of Delaware Management Business Trust)

                             Senior Vice President/Assistant Treasurer of each fund in the Delaware Investments
                             Family of Funds

                             Assistant Treasurer of Lincoln National Income Fund, Inc. and Lincoln National
                             Convertible Securities Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
Timothy L. Rabe              Senior Vice President/Senior Portfolio Manager of Delaware Management Company and
                             Delaware Investment Advisers (each a series of Delaware Management Business Trust)

                             Vice President/Senior Portfolio Manager of each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Paul M. Ross                 Senior Vice President/Global Marketing & Client Services of Delaware Management Company
                             and Delaware Investment Advisers (each a series of Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------

Name and Principal           Positions and Offices with Delaware Management Company and its affiliates and other
Business Address*            Positions and Offices Held
 --------------------------------------------------------------------------------------------------------------------
James L. Shields             Senior Vice President/Chief Information Officer of Delaware Management Company, Delaware
                             Investment Advisers and Delaware Capital Management (each a series of Delaware
                             Management Business Trust), Delaware Service Company, Inc., Retirement Financial
                             Services, Inc. and Delaware Distributors, L.P.
---------------------------------------------------------------------------------------------------------------------
David Starer(1)              Senior Vice President/Portfolio Manager/Senior Equity Analyst of Delaware Management
                             Company, Delaware Investment Advisers (each a series of Delaware Management Business
                             Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Ward W. Tatge                Senior Vice President/Senior Research Analyst of Delaware Management Company, Delaware
                             Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Gary T. Abrams               Vice President/Equity Trader of Delaware Management Company and Delaware Investment
                             Advisers (each a series of Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------
Christopher S. Adams         Vice President/Senior Equity Analyst of Delaware Management Company. Delaware Investment
                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                             Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Damon J. Andres              Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                             Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Joseph Baxter                Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                             Management Business Trust)

                             Vice President/Senior Municipal Bond Trader of Delaware Investment Advisers (a series of
                             Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------
Richard E. Biester           Vice President/Equity Trader of Delaware Management Company and Delaware Investment
                             Advisers (each a series of Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------
Vincent A. Brancaccio        Vice President/Senior Equity Trader of Delaware Management Company and Delaware
                             Investment Advisers (each a series of Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------
Michael P. Buckley           Vice President/Portfolio Manager/Senior Municipal Bond Analyst of Delaware Management
                             Company, Delaware Investment Advisers (each a series of Delaware Management Business
                             Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
MaryEllen M. Carrozza        Vice President/Client Services of Delaware Management Company, Delaware Investment
                             Advisers (each a series of Delaware Management Business Trust), Delaware General
                             Management, Inc. and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------

Name and Principal           Positions and Offices with Delaware Management Company and its affiliates and other
Business Address*            Positions and Offices Held
 --------------------------------------------------------------------------------------------------------------------
Stephen R. Cianci            Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                             Investment Advisers (each a series of Delaware Management Business Trust) and of each fund in the Delaware Investments Family of Funds

                             Vice President/Portfolio Manager of Delaware Capital Management (a series of Delaware
                             Management Business Trust)
---------------------------------------------------------------------------------------------------------------------
Mitchell L. Conery           Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                             Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
David F. Connor              Vice President/Deputy General Counsel/Assistant Secretary of Delaware Management
                             Company, Delaware Investment Advisers, Delaware Lincoln Cash Management, Delaware
                             Capital Management (each a series of Delaware Management Business Trust), Delaware
                             Management Holdings, Inc., DMH Corp., DIAL Holding Company, Inc., Delaware Investments
                             U.S., Inc., Delaware Management Company, Inc., Delaware Service Company, Inc.,
                             Retirement Financial Services, Inc., Delaware Management Trust Company, Delaware
                             Distributors, L.P., Delaware Distributors, Inc., Delaware General Management, Inc.,
                             Delaware Management Business Trust, Lincoln National Investment Companies, Inc., LNC
                             Administrative Services Corporation and each fund in the Delaware Investments Family of
                             Funds

                             Secretary of Lincoln National Income Fund, Inc. and Lincoln National Convertible
                             Securities Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
Scott E. Decatur(2)          Vice President/Senior Equity Analyst of Delaware Management Company, Delaware Investment
                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                             Delaware Investment Family of Funds
---------------------------------------------------------------------------------------------------------------------
Joseph F. DeMichele          Vice President/High Grade Trading of Delaware Management Company (a series of Delaware
                             Management Business Trust)

                             Vice President/Senior High Grade Trading of Delaware Investment Advisers (each a series of Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------
Joel A. Ettinger             Vice President/Taxation of Delaware Management Company, Delaware Investment Advisers,
                             Delaware Lincoln Cash Management, Delaware Capital Management, Inc. (each a series of
                             Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH Corp., DIAL
                             Holding Company, Inc., Delaware Investments U.S., Inc., Delaware Management Company,
                             Inc., Delaware Service Company, Inc., Retirement Financial Services, Inc., Delaware
                             Distributors, L.P., Delaware Distributors, Inc., Delaware General Management, Inc.,
                             Delaware Management Business Trust, Lincoln National Investment Companies, Inc., LNC
                             Administrative Services Corporation and each fund in the Delaware Investments Family of
                             Funds

                             Assistant Secretary of Lincoln National Income Fund, Inc. and Lincoln National
                             Convertible Securities Fund, Inc.
---------------------------------------------------------------------------------------------------------------------

Name and Principal           Positions and Offices with Delaware Management Company and its affiliates and other
Business Address*            Positions and Offices Held
 --------------------------------------------------------------------------------------------------------------------
Phoebe W. Figland            Vice President/Investment Accounting of Delaware Management Company (a series of
                             Delaware Management Business Trust), Delaware Service Company, Inc. and each fund in the
                             Delaware Investments Family of Funds

                             Assistant Treasurer of Lincoln National Income Fund, Inc. and Lincoln National
                             Convertible Securities Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
Joseph Fiorilla              Vice President/Trading Operations of Delaware Management Company and Delaware Investment
                             Advisers (each a series of Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------
Charles E. Fish              Vice President/Senior Equity Trader of Delaware Management Company and Delaware
                             Investment Advisers (each a series of Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------
Clifford M. Fisher(3)        Vice President/Senior Bond Trader of Delaware Management Company and Delaware Investment
                             Advisers (each a series of Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------
Denise A. Franchetti         Vice President/Portfolio Manager/Municipal Bond Credit Analyst of Delaware Management
                             Company, Delaware Investment Advisers (each a series of Delaware Management Business
                             Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Brian Funk                   Vice President/High Yield Analyst of Delaware Management Company, Delaware Investment
                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                             Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
James A. Furgele             Vice President/Investment Accounting of Delaware Management Company, Delaware Investment
                             Advisers (each a series of Delaware Management Business Trust), Delaware Service
                             Company, Inc. and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Brent C. Garrells            Vice President/High Yield Analyst of Delaware Management Company, Delaware Investment
                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                             Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Stuart M. George             Vice President/Equity Trader of Delaware Management Company and Delaware Investment
                             Advisers (each a series of Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------
Robert E. Ginsberg           Vice President/Senior Equity Analyst of Delaware Management Company, Delaware Investment
                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                             Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Barry Gladstein              Vice President/Equity Analyst of Delaware Management Company, Delaware Investment
                             Advisers, Delaware Capital Management (each a series of Delaware Management Business
                             Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------

Name and Principal           Positions and Offices with Delaware Management Company and its affiliates and other
Business Address*            Positions and Offices Held
 --------------------------------------------------------------------------------------------------------------------
Paul Grillo                  Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                             Investment Advisers, Delaware Capital Management (each a series of Delaware Management
                             Business Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Brian T. Hannon              Vice President/Equity Analyst of Delaware Management Company, Delaware Investment
                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                             Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Jonathan Hatcher(4)          Vice President/Senior High Yield Trader of Delaware Management Company and Delaware
                             Investment Advisers (each a series of Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------
Francis J. Houghton, Jr.     Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                             Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Jeffrey W. Hynoski           Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                             Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Cynthia Isom                 Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                             Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Audrey E. Kohart             Vice President/Assistant Controller - Corporate Accounting of Delaware Management
                             Company and Delaware Investment Advisers (each a series of Delaware Management Business
                             Trust)
---------------------------------------------------------------------------------------------------------------------
Steven T. Lampe              Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                             Advisers, Delaware Capital Management (each a series of Delaware Management Business
                             Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Kevin S. Lee                 Vice President/Assistant Controller of Delaware Management Company, Delaware Investment
                             Advisers, Delaware Lincoln Cash Management, Delaware Capital Management, Inc. (each a series of Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH
                             Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc., Delaware Management
                             Company, Inc., Delaware Service Company, Inc., Retirement Financial Services, Inc.,
                             Delaware Management Trust Company, Delaware Distributor, L.P., Delaware Distributors,
                             Inc., Delaware General Management, Inc., Delaware Management Business Trust, Lincoln
                             National Investment Companies, Inc. and LNC Administrative Services Corporation
---------------------------------------------------------------------------------------------------------------------
SooHee Lee-Lim               Vice President/Client Services of Delaware Management Company and Delaware Investment
                             Advisers (each a series of Delaware Management Business Trust)

Name and Principal           Positions and Offices with Delaware Management Company and its affiliates and other
Business Address*            Positions and Offices Held
 --------------------------------------------------------------------------------------------------------------------
Andrew M. McCullagh, Jr.     Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                             Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Francis X. Morris            Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                             Investment Advisers (each a series of Delaware Management Business Trust), Delaware
                             General Management, Inc. and each fund in the Delaware Investments Family of Funds

                             Vice President/Senior Equity Analyst of Delaware Capital Management (a series of
                             Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------
John R. Murray(5)            Vice President/Senior Equity Analyst of Delaware Management Company (a series of
                             Delaware Management Business Trust)

                             Assistant Vice President/Senior Equity Analyst of Delaware Investment Advisers (a series of Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------
Brian L. Murray. Jr.(6)      Vice President/Associate General Counsel/Assistant Secretary of Delaware Management
                             Company, Delaware Investment Advisers, Delaware Capital Management (each a series of
                             Delaware Management Business Trust), Delaware Service Company, Inc., Delaware
                             Distributors, Inc., Retirement Financial Services, Inc., Delaware Management Business
                             Trust, Delaware Distributors, L.P., and each fund in the Delaware Investments Family of
                             Funds
---------------------------------------------------------------------------------------------------------------------
David P. O'Connor            Vice President/Associate General Counsel/Assistant Secretary of Delaware Management
                             Company, Delaware Investment Advisers, Delaware Lincoln Cash Management, Delaware
                             Capital Management (each a series of Delaware Management Business Trust), Delaware
                             Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware
                             Service Company, Inc., Retirement Financial Services, Inc., Delaware Distributors, L.P.,
                             Delaware Distributors, Inc., Delaware General Management, Inc., Delaware Management
                             Business Trust, Delaware Investments U.S., Inc., DIAL Holding Company, Inc., Lincoln
                             National Investment Companies, Inc., LNC Administrative Services Corporation and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Philip O. Obazee(7)          Vice President/Derivatives Manager of Delaware Management Company, Delaware Investment
                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                             Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Richard Salus                Vice President/Assistant Controller of Delaware Management Company, Delaware Investment
                             Advisers, Delaware Lincoln Cash Management, Delaware Capital Management (each a series of Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH Corp.,
                             Delaware Management Company, Inc., Delaware Service Company, Inc., Retirement Financial
                             Service, Inc., Delaware Management Trust Company, Delaware Distributors, L.P., Delaware
                             Distributors, Inc., Delaware International Holdings Ltd., Delaware General Management,
                             Inc., Delaware Management Business Trust, Delaware Investments U.S., Inc., DIAL Holding
                             Company, Inc., Lincoln National Investment Companies, Inc. and LNC Administrative
                             Services Corporation
---------------------------------------------------------------------------------------------------------------------

Name and Principal           Positions and Offices with Delaware Management Company and its affiliates and other
Business Address*            Positions and Offices Held
 --------------------------------------------------------------------------------------------------------------------
Kevin C. Schildt             Vice President/Senior Municipal Credit Analyst of Delaware Management Company and
                             Delaware Investment Advisers (each a series of Delaware Management Business Trust)

                             Vice President/Senior Research Analyst of each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Robert D. Schwartz           Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                             Delaware Investments Family of Funds

                             Vice President of Lincoln National Convertible Securities Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
Richard D. Seidel            Vice President/Assistant Controller/Manager - Payroll of Delaware Management Company,
                             Delaware Investment Advisers, Delaware Lincoln Cash Management (each a series of
                             Delaware Management Business Trust), Delaware Investments, U.S., Delaware General
                             Management, Inc., Delaware Distributors, Inc., Delaware Management Business Trust,
                             Retirement Financial Services, Inc., Lincoln Investment Companies, Inc. and LNC
                             Administrative Services Corporation

                             Vice President/Assistant Treasurer of Delaware Capital Management (a series of Delaware
                             Management Business Trust), Delaware Management Holdings, Inc., DHM Corp., DIAL Holding
                             Company, Inc., Delaware Service Company, Inc., Delaware Distributors, L.P.,
---------------------------------------------------------------------------------------------------------------------
Brenda L. Sprigman           Vice President/Business Manager - Fixed Income of Delaware Management Company and
                             Delaware Investment Advisers (each a series of Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------
Matthew J. Stephens          Vice President/Senior High Grade Analyst of Delaware Management Company, Delaware
                             Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Michael T. Taggart           Vice President/Facilities & Administrative Services of Delaware Management Company,
                             Delaware Investment Advisers (each a series of Delaware Management Business Trust),
                             Delaware Service Company, Inc., Delaware Distributors, L.P. and Delaware Distributors,
                             Inc.
---------------------------------------------------------------------------------------------------------------------
Thomas J. Trotman            Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                             Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Lori P. Wachs                Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                             Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------
Laura Wagner                 Vice President/Investment Accounting of Delaware Management Company (a series of
                             Delaware Management Business Trust), Delaware Service Company, Inc. and each fund in the
                             Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------

Name and Principal           Positions and Offices with Delaware Management Company and its affiliates and other
Business Address*            Positions and Offices Held
 --------------------------------------------------------------------------------------------------------------------
Chris Welker                 Vice President/Senior High Grade Trader of Delaware Management Company and Delaware
                             Investment Advisers (each a series of Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------
James J. Wright              Vice President/Senior Equity Analyst of Delaware Management Company, Delaware Investment
                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                             Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------

* Business Address is 2005 Market Street, Philadelphia, PA 19103-7094.
--------------------------------------------------------------------------------
(1)   SENIOR QUANTITATIVE ANALYST, Jacobs Levy Equity Management, 1996-2001.
(2) QUANTITATIVE INVESTMENT PROFESSIONAL, Grantham, Mayo, VanOtterloo & Co., 1997-2002
(3)   VICE PRESIDENT/MUNICIPAL BOND, Advest, Inc., 1999-2002
(4)   SENIOR RESEARCH ANALYST, Strong Capital Management, 2000-2002
(5)   TECHNCIAL TRANSFER ANALYST, U.S. Navy, 1998-2000
(6)   ASSOCIATE CORPORATE COUNSEL, Franklin Templeton Investments, 1998-2002
(7) VICE PRESIDENT/QUANTITATIVE RESEARCH GROUP, First Union Capital Markets Corporation, 1998-2001.
--------------------------------------------------------------------------------

Item 27.  Principal Underwriters.

          (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

          (b)(1) Information with respect to each officer or partner of principal underwriter:

Name and Principal Business Address*       Positions and Offices with Underwriter        Positions and Offices with Registrant
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Distributors, Inc.                General Partner                               None
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Investment Advisers               Limited Partner                               None
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Capital Management                Limited Partner                               None
-----------------------------------------------------------------------------------------------------------------------------------
Jude T. Driscoll                           President/Chief Executive Officer             Executive Vice President/Head of Fixed
                                                                                         Income
-----------------------------------------------------------------------------------------------------------------------------------
David K. Downes                            Executive Vice President/Chief Operating      President/Chief Executive Officer/Chief
                                           Officer/Chief Financial Officer               Financial Officer
-----------------------------------------------------------------------------------------------------------------------------------
Rene M. Campis                             Executive Vice President/Interim Head of      None
                                           Retail
-----------------------------------------------------------------------------------------------------------------------------------
Diane M. Anderson                          Senior Vice President/Retirement              None
                                           Operations
-----------------------------------------------------------------------------------------------------------------------------------
Douglas L. Anderson                        Senior Vice President/Operations              None
-----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof                          Senior Vice President/Investment              Senior Vice President/Treasurer
                                           Accounting
-----------------------------------------------------------------------------------------------------------------------------------
Lisa O. Brinkley                           Senior Vice President/Compliance Director     Senior Vice President/Compliance Director
-----------------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings                         Senior Vice President/Treasurer/Controller    Senior Vice President/ Corporate
                                                                                         Controller
-----------------------------------------------------------------------------------------------------------------------------------
Joanne O. Hutcheson                        Senior Vice President/Human Resources         Senior Vice President/Human Resources
-----------------------------------------------------------------------------------------------------------------------------------
Karina J. Istvan                           Senior Vice President/Retail Investor         Senior Vice President/Retail Investor
                                           Services                                      Services
-----------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro                        Senior Vice President/General Counsel/        Senior Vice President/General Counsel/
                                           Secretary                                     Secretary
-----------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*       Positions and Offices with Underwriter        Positions and Offices with Registrant
-----------------------------------------------------------------------------------------------------------------------------------
James L. Shields                           Senior Vice President/Chief Information       None
                                           Officer
-----------------------------------------------------------------------------------------------------------------------------------
Elisa C. Colkitt                           Vice President/Broker Dealer Operations &     None
                                           Service Support
-----------------------------------------------------------------------------------------------------------------------------------
David F. Connor                            Vice President/Deputy General Counsel/        Vice President/Deputy General Counsel/
                                           Assistant Secretary                           Assistant Secretary
-----------------------------------------------------------------------------------------------------------------------------------
Joel A. Ettinger                           Vice President/Taxation                       Vice President/Taxation
-----------------------------------------------------------------------------------------------------------------------------------
Susan T. Friestedt                         Vice President/Retirement Services            None
-----------------------------------------------------------------------------------------------------------------------------------
Jeffrey M. Kellogg                         Vice President/Product Manager - Fixed        None
                                           Income & International
-----------------------------------------------------------------------------------------------------------------------------------
Kevin S. Lee                               Vice President/Assistant Controller           None
-----------------------------------------------------------------------------------------------------------------------------------
Nancy Nawn                                 Vice President/Senior Wrap Product Manager    None
-----------------------------------------------------------------------------------------------------------------------------------
David P. O'Connor                          Vice President/Associate General Counsel/     Vice President/Associate General Counsel/
                                           Assistant Secretary                           Assistant Secretary
-----------------------------------------------------------------------------------------------------------------------------------
Brian L. Murray, Jr.                       Vice President/Associate General Counsel/     Vice President/Associate General Counsel/
                                           Assistant Secretary                           Assistant Secretary
-----------------------------------------------------------------------------------------------------------------------------------
Robinder Pal                               Vice President/Retail e-Business              None
-----------------------------------------------------------------------------------------------------------------------------------
Richard Salus                              Vice President/Assistant Controller           None
-----------------------------------------------------------------------------------------------------------------------------------
Gordon E. Searles                          Vice President/Client Services                None
-----------------------------------------------------------------------------------------------------------------------------------
Michael T. Taggart                         Vice President/Facilities & Administrative    None
                                           Services
-----------------------------------------------------------------------------------------------------------------------------------
Joseph T. Van Thuyne                       Vice President/Human Resources Generalist     None
-----------------------------------------------------------------------------------------------------------------------------------

* Business address is 2005 Market Street, Philadelphia, PA 19103-7094.

          (a)(2) Lincoln Financial Distributors, Inc. ("LFD") serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments family.

          (b)(2)  Information with respect to each officer or partner of LFD:

Name and Principal Business Address*       Positions and Offices with LFD                Positions and Offices with Registrant
-----------------------------------------------------------------------------------------------------------------------------------
Westley V. Thompson                        President/Chief Executive Officer/Director    None
-----------------------------------------------------------------------------------------------------------------------------------
David M. Kittredge                         Senior Vice President/Chief Operating         None
                                           Officer/Director
-----------------------------------------------------------------------------------------------------------------------------------
Margaret Skinner                           Senior Vice President                         None
-----------------------------------------------------------------------------------------------------------------------------------
Frederick J. Crawford**                    Vice President/Treasurer                      None
-----------------------------------------------------------------------------------------------------------------------------------
Patrick Caufield***                        Vice President/Chief Compliance Officer       None
-----------------------------------------------------------------------------------------------------------------------------------
Cynthia A. Rose****                        Secretary                                     None
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   *      2001 Market Street, Philadelphia, PA 19103.
  **      1500 Market Street, Philadelphia, PA 19103.
 ***      350 Church Street, Hartford, CT 06103
****      1300 Clinton Street, Fort Wayne, IN 46802
--------------------------------------------------------------------------------

Item 28.  Location of Accounts and Records.

          All accounts and records are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA 19103-7094.

Item 29.  Management Services. None.

Item 30.  Undertakings. Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 7th day of May, 2003.

                                     DELAWARE GROUP EQUITY FUNDS IV

                                     By:/s/ David K. Downes
                                        -------------------
                                         David K. Downes
                                           President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

              Signature                                    Title                            Date
------------------------------------     -------------------------------------------    -------------q
/s/ David K. Downes                     President/Chief Executive Officer/Chief        May 7, 2003
------------------------------------    Financial Officer (Principal Executive
David K. Downes                         Officer/Principal Accounting Officer) and
                                        Trustee

/s/ Walter P. Babich               *    Trustee                                        May 7, 2003
------------------------------------
Walter P. Babich

/s/ John H. Durham                 *    Trustee                                        May 7, 2003
------------------------------------
John H. Durham

/s/ John A. Fry                    *    Trustee                                        May 7, 2003
------------------------------------
John A. Fry
/s/ Anthony D. Knerr               *    Trustee                                        May 7, 2003
------------------------------------
Anthony D. Knerr

/s/ Ann R. Leven                   *    Trustee                                        May 7, 2003
------------------------------------
Ann R. Leven

/s/ Thomas F. Madison              *    Trustee                                        May 7, 2003
------------------------------------
Thomas F. Madison

/s/ Janet L. Yeomans               *    Trustee                                        May 7, 2003
------------------------------------
Janet L. Yeomans


                             *By:/s/ David K. Downes
                               -------------------
                                 David K. Downes

                             As Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



                                    Exhibits

                                       to

                                   Form N-1A



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                               INDEX TO EXHIBITS

Exhibit No.               Exhibit

EX-99.(e)(1)(ii)          Form of Distribution Agreement

EX-99.(h)(2)              Executed Delaware Group of Funds Fund Accounting
                          Agreement (August 19, 1996)

EX-99.(h)(2)(i)           Amendment No. 26 to Schedule A of the Delaware
                          Investments Family of Funds Fund Accounting Agreement

EX-99.(h)(2)(ii)          Executed Schedule B (May 16, 2002) to Delaware Group
                          of Funds Fund Accounting Agreement

EX-99.(m)(4)              Plan under Rule 12b-1 for Class R (May 1, 2003)

EX-99.(n)                 Plan under Rule 18f-3 (May 1, 2003)

EX-99.(p)(3)              Code of Ethics for Lincoln Financial Distributors,
                          Inc. (April 2003)